Document and Entity Information	12 Months Ended
Mar. 31, 2011
Document and Entity Information [Abstract]
Entity Registrant Name	WNS (HOLDINGS) LTD
Entity Central Index Key	0001356570
Document Type	20-F
Document Period End Date	Mar 31, 2011
Amendment Flag	false
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	44,443,726

CONSOLIDATED BALANCE SHEETS (USD $) In Thousands	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010
Current assets:
Cash and cash equivalents	$ 27,090	$ 32,311
Bank deposits and marketable securities	12	45
Accounts receivable, net of allowance of $4,397 and $3,152, respectively	78,030	44,082
Accounts receivable - related parties	556	739
Unbilled revenue	30,837	40,892
Funds held for clients	8,799	11,372
Employee receivables	1,232	1,526
Prepaid expenses	2,307	2,101
Prepaid income taxes	8,502	5,602
Deferred tax assets	3,078	1,959
Other current assets	24,322	36,308
Total current assets	184,765	176,937
Investments	2	0
Goodwill	94,036	90,662
Intangible assets, net	156,587	188,079
Property and equipment, net	48,592	51,700
Other assets	3,350	10,242
Deposits	7,345	7,086
Deferred tax assets	33,742	25,184
TOTAL ASSETS	528,419	549,890
Current liabilities:
Accounts payable	43,748	27,900
Current portion of long term debt	50,000	40,000
Short term borrowings	14,593	0
Accrued employee cost	31,034	30,977
Deferred revenue	6,962	4,891
Income taxes payable	3,088	2,550
Other current liabilities	45,255	67,585
Total current liabilities	194,680	173,903
Long term debt	43,095	95,000
Deferred revenue	5,976	3,515
Other liabilities	2,978	3,727
Accrued pension liability	4,087	3,921
Deferred tax liabilities	5,953	8,343
Derivatives	431	7,600
TOTAL LIABILITIES	257,200	296,009
Commitments and contingencies
Redeemable noncontrolling interest	0	278
WNS (Holdings) Limited shareholders' equity:
Ordinary shares, $0.16 (10 pence) par value, authorized: 50,000,000 shares; Issued and outstanding: 44,443,726 and 43,743,953 shares, respectively	6,955	6,848
Additional paid-in-capital	208,050	203,531
Retained earnings	60,259	50,797
Accumulated other comprehensive loss	(4,045)	(7,573)
Total WNS (Holdings) Limited shareholders' equity	271,219	253,603
TOTAL LIABILITIES, REDEEMABLE NONCONTROLLING INTEREST AND EQUITY	$ 528,419	$ 549,890

CONSOLIDATED BALANCE SHEETS (Parenthetical) In Thousands, except Share data	Mar. 31, 2011 USD ( $)	Mar. 31, 2011 GBP ( £)	Mar. 31, 2010 USD ( $)	Mar. 31, 2010 GBP ( £)
Current assets:
Allowance on accounts receivable	$ 4,397		$ 3,152
WNS (Holdings) Limited shareholders' equity:
Ordinary shares, par value	$ 0.16	£ 0.1	$ 0.16	£ 0.1
Ordinary shares, authorized shares	50,000,000	50,000,000	50,000,000	50,000,000
Ordinary shares, issued shares	44,443,726	44,443,726	43,743,953	43,743,953
Ordinary shares, outstanding shares	44,443,726	44,443,726	43,743,953	43,743,953

CONSOLIDATED STATEMENTS OF INCOME (USD $) In Thousands, except Per Share data	12 Months Ended
	Mar. 31, 2011		Mar. 31, 2010		Mar. 31, 2009
CONSOLIDATED STATEMENTS OF INCOME [Abstract]
Revenue	$ 616,251	[1]	$ 582,461	[1]	$ 520,901	[1]
Cost of revenue	491,847	[2]	439,248	[2]	391,808	[2]
Gross profit	124,404		143,213		129,093
Operating expenses:
Selling, general and administrative expenses	80,543	[3]	86,231	[3]	75,522	[3]
Amortization of intangible assets	31,810		32,422		24,912
Operating income	12,051		24,560		28,659
Other (income) expenses, net	(6,106)		7,052		5,639
Interest expense	8,018	[4]	13,823	[4]	11,782	[4]
Income before income taxes	10,139		3,685		11,238
Provision for income taxes	1,052		998		3,343
Net income	9,087		2,687		7,895
Less: Net loss attributable to redeemable noncontrolling interest	(730)		(1,023)		(287)
Net income attributable to WNS (Holdings) Limited shareholders	$ 9,817		$ 3,710		$ 8,182
Earnings per share of ordinary share
Basic	$ 0.21		$ 0.09		$ 0.19
Diluted	$ 0.21		$ 0.08		$ 0.19

[1]	Includes related party amounts in revenue of $3,752 $2,625, and $3,242 thousand for 2011, 2010, and 2009, respectively
[2]	Includes related party amounts in cost of revenue of $182, $319, and $280 thousand for 2011, 2010, and 2009, respectively
[3]	Includes related party amounts in selling, general and administrative expenses of $55, $9, $137 thousand for 2011,2010 and 2009, respectively
[4]	Includes related party amounts in interest expenses of $-, $-, and $269 thousand for 2011, 2010, and 2009, respectively

CONSOLIDATED STATEMENTS OF INCOME (Parenthetical) (Related Party, USD $) In Thousands	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Revenue	$ 3,752	$ 2,625	$ 3,242
Cost of revenue	182	319	280
Selling, general and administrative expenses	55	9	137
Interest expense	$ 0	$ 0	$ 269

CONSOLIDATED STATEMENTS OF EQUITY AND COMPREHENSIVE INCOME (USD $) In Thousands, except Share data	Total WNS (Holdings) Ltd shareholders' equity		Ordinary shares	Additional paid-in capital	Ordinary shares subscribed	Retained earnings	Accumulated other comprehensive income (loss)		Redeemable noncontrolling interest		Comprehensive income		Total
Beginning Balance at Mar. 31, 2008	$ 227,218		$ 6,622	$ 167,459	$ 10	$ 38,905	$ 14,222		$ 0
Beginning Balance, shares at Mar. 31, 2008			42,363,100
Shares issued for exercised options and restricted share units ("RSUs")	988		45	953	(10)
Shares issued for exercised options and restricted share units ("RSUs"), shares			244,303
Share-based compensation charge	13,484			13,484
Excess tax benefits (tax deficiencies) from exercise of share-based options and RSU's, net	2,226			2,226
Issue of shares by subsidiary to redeemable noncontrolling interest									300
Comprehensive income (loss):
Net income (loss)	8,182					8,182			(287)		7,895		7,895
Pension adjustment	(50)						(50)				(50)
Change in fair value of cash flow hedges	(12,667)	[1]					(12,667)	[1]			(12,667)	[1]
Foreign currency translations	(51,255)						(51,255)				(51,255)
Total comprehensive income (loss)	(55,790)								(287)		(56,077)
Ending Balance at Mar. 31, 2009	188,126		6,667	184,122	0	47,087	(49,750)		13
Ending Balance, shares at Mar. 31, 2009			42,607,403
Shares issued for exercised options and restricted share units ("RSUs")	3,933		181	3,752
Shares issued for exercised options and restricted share units ("RSUs"), shares			1,136,550
Share-based compensation charge	15,119			15,119
Excess tax benefits (tax deficiencies) from exercise of share-based options and RSU's, net	538			538
Issue of shares by subsidiary to redeemable noncontrolling interest									1,332
Comprehensive income (loss):
Net income (loss)	3,710					3,710			(1,023)		2,687		2,687
Pension adjustment	221						221		(30)		191
Change in fair value of cash flow hedges	20,845	[1],[2]					20,845	[1],[2]			20,845	[1],[2]
Foreign currency translations	21,111						21,111		(14)		21,097
Total comprehensive income (loss)	45,887								(1,067)		44,820
Ending Balance at Mar. 31, 2010	253,603		6,848	203,531	0	50,797	(7,573)		278
Ending Balance, shares at Mar. 31, 2010			43,743,953
Shares issued for exercised options and restricted share units ("RSUs")	779		107	672
Shares issued for exercised options and restricted share units ("RSUs"), shares			699,773
Share-based compensation charge	4,017			4,017
Excess tax benefits (tax deficiencies) from exercise of share-based options and RSU's, net	(170)			(170)
Accretion To Redeemable Noncontrolling Interest	(355)					(355)			355
Comprehensive income (loss):
Net income (loss)	9,817					9,817			(730)		9,087		9,087
Pension adjustment	748	[3]					748	[3]	40	[3]	788	[3]
Change in fair value of cash flow hedges	(4,770)	[1],[4]					(4,770)	[1],[4]	63	[1],[4]	(4,707)	[1],[4]
Foreign currency translations	7,550						7,550		(6)		7,544
Total comprehensive income (loss)	13,345								(633)		12,712
Ending Balance at Mar. 31, 2011	$ 271,219		$ 6,955	$ 208,050	$ 0	$ 60,259	$ (4,045)
Ending Balance, shares at Mar. 31, 2011			44,443,726

[1]	net of reclassification adjustment of $4,505, $3,584 and $2,680 for the years ended March 31, 2011,2010 and 2009, respectively.
[2]	net of tax of $92
[3]	net of tax of $33
[4]	net of tax of $36

CONSOLIDATED STATEMENTS OF EQUITY AND COMPREHENSIVE INCOME (Parenthetical) (USD $) In Thousands	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Total WNS (Holdings) Ltd shareholders' equity
Cash flow hedges, net of reclassification adjustment	$ 4,505	$ 3,584	$ 2,680
Pension Adjustment, net of tax	33
Cash flow hedges, net of tax	36	92
Accumulated other comprehensive income (loss)
Cash flow hedges, net of reclassification adjustment	4,505	3,584	2,680
Pension Adjustment, net of tax	33
Cash flow hedges, net of tax	36	92
Comprehensive income
Cash flow hedges, net of reclassification adjustment	4,505	3,584	2,680
Pension Adjustment, net of tax	33
Cash flow hedges, net of tax	$ 36	$ 92

CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Cash flows from operating activities
Net income	$ 9,087	$ 2,687	$ 7,895
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	51,169	53,574	46,701
Share-based compensation	4,014	15,127	13,422
Amortization of debt issue cost	1,501	671	450
Allowance for doubtful accounts	1,249	1,238	458
(Gain) loss on sale of property and equipment	(19)	19	18
Deferred rent	(16)	1,016	312
Unrealized gain on marketable securities	0	0	(58)
Unrealized loss (gain) on derivative instruments	4,612	(33)	313
Deferred income taxes	(12,006)	(11,251)	(8,690)
Excess tax benefits from share-based compensation	(569)	(1,825)	(2,226)
Other, net	56	20	0
Changes in operating assets and liabilities
Accounts receivable and unbilled revenue	(20,414)	(13,196)	1,914
Other current assets	8,102	5,613	8,046
Accounts payable	13,643	(3,830)	3,628
Deferred revenue	4,381	(1,051)	1,010
Other liabilities	(28,984)	5,496	5,778
Net cash provided by operating activities	35,806	54,275	62,879
Cash flows from investing activities
Acquisitions, net of cash acquired (See Note 3)	(494)	(1,461)	(290,994)
Subscription of shares in a non-profit organization	(2)	0	0
Facility and property cost	(15,263)	(13,257)	(22,693)
Proceeds from sale of property and equipment, net	309	660	342
Marketable securities and deposits sold (purchased), net	34	9,548	(2,273)
Net cash used in investing activities	(15,416)	(4,510)	(315,618)
Cash flows from financing activities
Proceeds from exercise of stock options	779	3,933	988
Excess tax benefits from share-based compensation	569	1,825	2,226
Proceeds from issue of shares by subsidiary to redeemable noncontrolling interest	0	1,348	300
Repayment of long term debt	(107,750)	(65,000)	0
Payment of debt issuance cost	(1,093)	(87)	(1,197)
Proceeds from long term debt	64,895	0	200,000
Proceeds from (repayments of) short term borrowings, net	13,608	(4,128)	(2,894)
Principal payments under capital leases	0	(57)	(183)
Net cash (used in) provided by financing activities	(28,992)	(62,166)	199,240
Effect of exchange rate changes on cash and cash equivalents	3,381	5,781	(10,268)
Net change in cash and cash equivalents	(5,221)	(6,620)	(63,767)
Cash and cash equivalents at beginning of year	32,311	38,931	102,698
Cash and cash equivalents at end of year	27,090	32,311	38,931
Supplemental disclosure of cash flow information:
Cash paid for interest	11,392	10,447	7,856
Cash paid for income taxes	13,711	9,864	8,932
Assets acquired under capital lease	0	0	52
Cash flows from related parties	$ 3,580	$ 2,106	$ (267)

ORGANIZATION AND DESCRIPTION OF BUSINESS	12 Months Ended
Mar. 31, 2011
ORGANIZATION AND DESCRIPTION OF BUSINESS [Abstract]
ORGANIZATION AND DESCRIPTION OF BUSINESS
1. ORGANIZATION AND DESCRIPTION OF BUSINESS
WNS (Holdings) Limited (“WNS Holdings”), along with its subsidiaries, is a global business process outsourcing (“BPO”) company with client service offices in Australia, London (UK), New York (US), Singapore and delivery centers in Costa Rica, India, the Philippines, Romania, Sri Lanka, and the UK. The Company’s clients are primarily in the travel, banking, financial services, insurance, healthcare and utilities, retail and consumer product industries. WNS Holdings is incorporated in Jersey, Channel Islands.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Mar. 31, 2011
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
2. SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
     Basis of preparation
The accompanying consolidated financial statements include the accounts of WNS Holdings and its subsidiaries (collectively, the “Company” or “WNS”) and are prepared in accordance with United States generally accepted accounting principles (“US GAAP”). All significant inter-company balances and transactions have been eliminated upon consolidation. An acquired business is included in the Company’s consolidated statement of income with effect from the date of the acquisition.
The Company uses the United States Dollar (“ $” or “USD”) as its reporting currency.
     Consolidation
The Company consolidates all the subsidiaries where it holds, directly or indirectly, more than 50% of the total voting power or where it exercises control.
     Use of estimates
The preparation of financial statements in accordance with US GAAP requires management to make estimates and assumptions that affect the amounts reported in the consolidated financial statements and accompanying notes. The Company bases its estimates and judgments on historical experience and on various other assumptions that it believes are reasonable under the circumstances. The amount of assets and liabilities reported on the Company’s balance sheets and the amounts of revenue and expenses reported for each of its periods presented are affected by estimates and assumptions, which are used for, but not limited to, the accounting for revenue recognition, allowance for doubtful accounts, determining the useful life of long lived assets, income taxes, determining impairment on long-lived assets, intangibles and goodwill, valuation of currency and interest rate hedges, share-based compensation and accounting for defined benefit plans. Actual results could differ from those estimates.
     Foreign currency translation
The Company’s foreign subsidiaries use their respective local currency as their functional currency, except for subsidiaries in Mauritius and Singapore, which use  $ as their functional currency. Accordingly, assets and liabilities of subsidiaries using their local currency as their functional currency are translated into  $ at exchange rates in effect at the balance sheet date, while revenue and expenses are translated at average exchange rates prevailing during the year. Translation adjustments are reported as a component of accumulated other comprehensive income (loss) in equity.
Foreign currency denominated assets and liabilities are re-measured into the functional currency at exchange rates in effect at the balance sheet date. Foreign currency transaction gains and losses are recorded in the consolidated statement of income within other (income) expenses, net.
     Revenue recognition
BPO services comprise back office administration, data management, contact center management and auto claims handling services. Depending on the terms of the arrangement, revenue from back office administration, data management and contact center management is recognized on a per employee, per transaction or cost-plus basis. Revenue is only recognized when persuasive evidence of an arrangement exists, services have been rendered, the fee is determinable and collectability is reasonably assured.
Amounts billed or payments received, where all the conditions for revenue recognition have not been met, are recorded as deferred revenue and are recognized as revenue when all the recognition criteria have been met. However, the costs related to the performance of BPO services unrelated to transition services (see discussion below) are recognized in the period in which the services are rendered. An upfront payment received towards future services is recognized ratably over the period when such services are provided.
The Company has certain minimum commitment arrangements that provide for a minimum revenue commitment on an annual basis or a cumulative basis over multiple years, stated in terms of annual minimum amounts. Where a minimum commitment is specific to an annual period, any revenue shortfall is invoiced and recognized at the end of this period. When the shortfall in a particular year can be offset with revenue received in excess of minimum commitments in a subsequent year, the Company recognizes deferred revenue for the shortfall which has been invoiced and received. To the extent the Company has sufficient experience to conclude that the shortfall will not be satisfied by excess revenue in a subsequent period, the deferred revenue will be recorded as revenue in that period. In order to determine whether the Company has sufficient experience, the Company considers several factors which include (i) the historical volume of business done with a client as compared with initial projections of volume as agreed to by the client and the Company, (ii) the length of time for which the Company has such historical experience, (iii) future volume expected based on projections received from the client, and (iv) the Company’s internal expectations of ongoing volume with the client. Otherwise, the deferred revenue will remain until such time, when the Company can conclude that it will not receive revenue in excess of the minimum commitment.
Revenue is net of value-added tax and includes reimbursements of out-of-pocket expenses, with the corresponding out-of-pocket expenses included in cost of revenue.
For certain BPO customers, the Company performs transition activities at the outset of entering into a new contract. The Company has determined these transition activities do not meet the criteria in Accounting Standards Codification (“ASC”) 605-25, “Multiple — Element Arrangements”, to be accounted for as a separate unit of accounting with stand-alone value separate from the ongoing BPO contract. Accordingly, transition revenue and costs are subsequently recognized ratably over the period in which the BPO services are performed. Further, the deferral of costs is limited to the amount of the deferred revenue. Any costs in excess of the deferred transition revenue are recognized in the period incurred.
Auto claims handling services include claims handling and administration (“Claims Handling”), car hire and arranging for repairs with repair centers across the United Kingdom and the related payment processing for such repairs (“Accident Management”).With respect to Claims Handling, the Company receives either a per-claim fee or a fixed fee. Revenue for per claim fee is recognized over the estimated processing period of the claim, which currently ranges from one to two months and for fixed fee it is recognized on a straight line basis over the period of the contract. In certain cases, the fee is contingent upon the successful recovery of a claim on behalf of the customer. In these circumstances, the revenue is deferred until the contingency is resolved. Revenue in respect of car hire is recognized over the car hire term.
In order to provide Accident Management services, the Company arranges for the repair through a network of repair centers. The repair costs are invoiced to customers. In determining whether the receipt from the customers related to payments to repair centers should be recognized as revenue, the Company considers the criteria established by ASC 605-45, “Principal Agent Consideration”. When the Company determines that it is the principal in providing Accident Management services, amounts received from customers are recognized and presented as third party revenue and the payments to repair centers are recognized as cost of revenue in the consolidated statement of income. Factors considered in determining whether the Company is the principal in the transaction include whether (i) the Company is the primary obligor, (ii) the Company negotiates labour rates with repair centers, (iii) the Company determines which repair center should be used, (iv) the Company is responsible for timely and satisfactory completion of repairs, and (v) the Company bears the risk that the customer may not pay for the services provided (credit risk). If there are circumstances where the above criteria are not met and therefore the Company is not the principal in providing Accident Management services, amounts received from customers are recognized and presented net of payments to repair centers in the consolidated statement of income. Revenue from Accident Management services is recorded net of the repairer referral fees passed onto customers.
     Cost of revenue
Cost of revenue includes payments to repair centers, salaries and related expenses, facilities costs including depreciation and amortization on leasehold improvements, communication expenses and out-of-pocket expenses. Cost of revenue during a transfer period, which includes process set up, training, systems transfer and other personnel costs, are recognized as incurred except in respect of transition activities.
Payments to repair centers represent the cost of repair in the Accident Management services and are net of the referral fee earned from the repair centers.
     Cash and cash equivalents
The Company considers all highly liquid investments with an initial maturity of up to three months to be cash equivalents. The components of cash and cash equivalents are as follows:

	As at March 31,
	2011	2010
Fixed deposits with banks	$5,459	$6,991
Other cash and bank balances	21,631	25,320

Cash and cash equivalents	$27,090	$32,311

     Bank deposits and marketable securities
Bank deposits consist of term deposits with an original maturity of more than three months. The Company’s marketable securities represent highly liquid investments and are acquired principally for the purpose of generating a profit from short-term fluctuation in prices. All purchases and sales of such investments are recognized on the trade date. Investments are initially measured at cost, which is the fair value of the consideration paid, including transaction costs. All marketable securities are classified and accounted as trading investments and accordingly, reported at fair value, with changes in fair value recognized in the consolidated statement of income. Interest and dividend income is recognized when earned.
     Funds held for clients
Some of the Company’s agreements in the Auto Claims handling services allow the Company to temporarily hold funds on behalf of the client. The funds are segregated from the Company’s funds and there is usually a short period of time between when the Company receives these funds from the client and when the payments are made on their behalf.
     Accounts receivable
Accounts receivable represent trade receivables, net of an allowance for doubtful accounts. The allowance for doubtful accounts represents the Company’s best estimate of receivables that are doubtful of recovery based on a specific identification basis.
The changes in the allowance for doubtful accounts for the years ended March 31, 2011, 2010 and 2009 were as follows:

	Year ended March 31,
	2011	2010	2009
Balance at the beginning of the year	$3,152	$1,935	$1,784
Charged to operations	1,794	1,666	535
Write-off, net of collections	(183)	(20)	(218)
Reversal	(510)	(428)	(77)
Translation adjustment	144	(1)	(89)

Balance at the end of the year	$4,397	$3,152	$1,935

     Property and equipment
Property and equipment are stated at historical cost and depreciation and amortization is computed using the straight-line method over the estimated useful lives of the assets, which are as follows:

Asset description	Asset life (in years)
Buildings	20
Computers and software	3-4
Furniture, fixtures and office equipment	4-5
Vehicles	3
Leasehold improvements	Lesser of estimated useful life or lease term
Assets acquired under capital leases are capitalized as assets by the Company at the lower of the fair value of the leased property or the present value of the related lease payments or where applicable, the estimated fair value of such assets. Assets under capital leases and leasehold improvements are depreciated over the shorter of the lease term or the estimated useful life of the assets.
Advances paid towards the acquisition of property and equipment and the cost of property and equipment not put to use before the balance sheet date are disclosed under the caption capital work-in-progress (See Note 4).
Property and equipment are reviewed for impairment, if indicators of impairment arise. The evaluation of impairment is based upon a comparison of the carrying amount of the property and equipment to the estimated future undiscounted net cash flows expected to be generated by the property and equipment. If estimated future undiscounted cash flows are less than the carrying amount of the property and equipment, the asset is considered impaired. The impairment expense is determined by comparing the estimated fair value of the property and equipment to its carrying value, with any shortfall from fair value recognized as an expense in the current period. The fair value is determined based on valuation techniques such as discounted cash flows or comparison to fair values of similar assets. There were no impairment charges related to property and equipment recognized during the years ended March 31, 2011, 2010 and 2009.
     Software capitalization
Software that has been purchased is included in property and equipment and is amortized using the straight-line method over three years. The cost of internally developed software and product enhancements is capitalized in accordance with ASC 350-40 “Internal-Use Software ” The estimated useful lives of such assets vary between three and four years.
     Accounting for leases
The Company leases most of its delivery centers and office facilities under operating lease agreements that are renewable on a periodic basis at the option of the lessor and the lessee. The lease agreements contain rent free periods and rent escalation clauses. Rental expenses for operating leases with step rents are recognized on a straight-line basis over the minimum lease term.
     Goodwill and intangible assets
Goodwill is not amortized but is reviewed for impairment annually or more frequently if indicators arise. In accordance with ASC 350, “Intangibles — Goodwill and Other", all assets and liabilities of the acquired businesses including goodwill are assigned to reporting units. The evaluation is based upon a comparison of the estimated fair value of the reporting unit to which the goodwill has been assigned to the sum of the carrying value of the assets and liabilities for that reporting unit. The fair value used in this evaluation is estimated based upon discounted future cash flow projections for the reporting unit. These cash flow projections are based upon a number of estimates and assumptions.
Intangible assets are initially valued at fair market value using generally accepted valuation methods appropriate for the type of intangible asset. Intangible assets with definite lives are amortized over the estimated useful lives and are reviewed for impairment, if indicators of impairment arise. The evaluation of impairment is based upon a comparison of the carrying amount of the intangible asset to the estimated future undiscounted net cash flows expected to be generated by the asset.
If estimated future undiscounted cash flows are less than the carrying amount of the asset, the asset is considered impaired. The impairment expense is determined by comparing the estimated fair value of the intangible asset to its carrying value, with any shortfall from fair value recognized as an expense in the current period. The Company’s definite lived intangible assets are amortized over the estimated useful life of the assets:

Weighted average
amortization period (in
Asset description	months)
Customer contracts	100
Customer relationship	90
Intellectual property rights	36
Leasehold benefits	48
Covenant not-to-compete	48
     Income taxes
The Company applies the asset and liability method of accounting for income taxes as described in ASC 740, “Income Taxes". Under this method, deferred tax assets and liabilities are recognized for future tax consequences attributable to differences between the financial statements carrying amounts of existing assets and liabilities and their respective tax bases and operating loss and tax credit carryforwards. Deferred tax assets and liabilities are measured using tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be recovered or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized in income in the period that includes the enactment date. Valuation allowances are recognized to reduce the deferred tax assets to an amount that is more likely than not to be realized. In assessing the likelihood of realization, management considers estimates of future taxable income and the effect of temporary differences. Further ASC 740-10 requires the Company to recognize a provision for uncertainty in income taxes based on minimum recognition threshold. The Company applies a two-step approach for recognizing and measuring uncertain tax positions. The first step is to evaluate the tax position for recognition by determining, based on the technical merits, that the position will be more likely than not sustained upon examination. The second step is to measure the tax benefit as the largest amount of the tax benefit that is greater than 50% likely of being realized upon settlement. The Company includes interest and/or penalties related to unrecognized tax benefits within its provision for income tax expense.
     Employee benefits
     Defined contribution plans
Eligible employees of the Company in the United States participate in a savings plan (“the Plan”) under Section 401(k) of the United States Internal Revenue Code (“the Code”). The Plan allows for employees to defer a portion of their annual earnings on a pre-tax basis through voluntary contributions to the Plan. The Plan provides that the Company can make optional contributions up to the maximum allowable limit under the Code.
Eligible employees of the Company in India, the Philippines, Sri Lanka and United Kingdom participate in a defined contribution fund in accordance with the regulatory requirements in the respective jurisdictions. Both the employee and the Company contribute an equal amount to the fund which is equal to a specified percentage of the employee’s salary.
The Company has no further obligation under defined contribution plans beyond the contributions made under these plans. Contributions are charged to income in the year in which they accrue and are included in the consolidated statement of income (See Note 9).
     Defined benefit plan
Employees in India, the Philippines and Sri Lanka are entitled to benefits under the Gratuity Act, a defined benefit retirement plan covering eligible employees of the Company. The plan provides for a lump-sum payment to eligible employees at retirement, death, incapacitation or on termination of employment, of an amount based on the respective employee’s salary and tenure of employment (subject to a maximum of approximately  $22 per employee in India). In India contributions are made to funds administered and managed by the Life Insurance Corporation of India (“LIC”) and AVIVA Life Insurance Company Private Limited (“ALICPL”) (together “fund administrators”) to fund the gratuity liability of an Indian subsidiary. Under this scheme, the obligation to pay gratuity remains with the Company, although the Fund Administrators administer the scheme. The Company’s Sri Lanka subsidiary, Philippines subsidiary and one Indian subsidiary have unfunded gratuity obligations.
     Advertising costs
Advertising costs are expensed as incurred and are included in selling, general and administrative expenses. Advertising costs for the years ended March 31, 2011, 2010 and 2009 were  $1,673,  $2,006 and  $1,760, respectively.
     Derivative financial instruments
In accordance with ASC 815-10 “Derivatives and Hedging”, the Company recognizes all of its derivative instruments as either assets or liabilities in the statement of financial position at fair value. Derivative instruments qualify for hedge accounting when the instrument is designated as a hedge; the hedged item is specifically identifiable and exposes the Company to risk; and it is expected that a change in fair value of the derivative instrument and an opposite change in the fair value of the hedged item will have a high degree of correlation. For derivative instruments where hedge accounting is applied, the Company records the effective portion of derivative instruments that are designated as cash flow hedges in accumulated other comprehensive income (loss) in the statement of equity and comprehensive income, which is reclassified into earnings in the same period during which the hedged item affects earnings. The remaining gain or loss on the derivative instrument in excess of the cumulative change in the present value of future cash flows of the hedged item, if any (i.e., the ineffectiveness portion) or hedge components excluded from the assessment of effectiveness, and changes in fair value of other derivative instruments not designated as qualifying hedges is recorded in other (income) expenses, net in the statement of income. Cash flows from the derivative instruments are classified within cash flows from operating activities in the statement of cash flows.
The Company provides additional disclosure in accordance with ASC 815, “Derivative and Hedging”. ASC 815 requires additional disclosures about the Company’s objectives in using derivative instruments and hedging activities, the method of accounting for such instruments under ASC 815 and its related interpretations, and tabular disclosures of the effects of such instruments and related hedged items on the Company’s financial position, financial performance, and cash flows.
     Earnings per share
Basic income per share is computed using the weighted-average number of ordinary shares outstanding during the year. Diluted income per share is computed by considering the impact of the potential issuance of ordinary shares, using the treasury stock method, on the weighted average number of shares outstanding.
The following table sets forth the computation of basic and diluted earnings per share:

	Year ended March 31,
	2011	2010	2009
Numerator:
Net income attributable to WNS (Holdings) Limited shareholders	$9,817	$3,710	$8,182
Impact on net income attributable to WNS (Holdings) Limited shareholders through changes in redeemable noncontrolling interest	(355)	—	—

	9,462	3,710	8,182

Denominator:
Basic weighted average ordinary shares outstanding	44,260,713	43,093,316	42,520,404
Dilutive impact of stock options and Restricted Share Units	760,120	1,080,812	588,195

Diluted weighted average ordinary shares outstanding	45,020,833	44,174,128	43,108,599

The Company excludes options with exercise price that are greater than the average market price from the calculation of diluted EPS because their effect would be anti-dilutive. In the years ended March 31, 2011, 2010 and 2009, the Company excluded from the calculation of diluted EPS options to purchase 893,548 shares, 1,135,332 shares and 2,559,367 shares, respectively, whose combined exercise price, unamortized fair value and excess tax benefits were greater in each of those periods than the average market price for the Company’s shares because their effect would be anti-dilutive.
     Share-based compensation
The Company accounts for share based compensation in accordance with ASC 718, “Stock Compensation". ASC 718 addresses the accounting for share-based payment transactions in which an enterprise receives employee services in exchange for equity instruments of the enterprise or liabilities that are based on the fair value of the enterprise’s equity instruments or that may be settled by the issuance of such equity instruments.
In accordance with the provisions of ASC 718, share based compensation for all awards granted, modified or settled on or after April 1, 2006, that the Company expects to vest, is recognized on a straight line basis over the requisite service period, which is generally the vesting period of the award.
ASC 718 requires the use of a valuation model to calculate the fair value of share-based awards. The Company elected to use the Black-Scholes-Merton pricing model to determine the fair value of share-based awards on the date of grant. RSUs are measured based on the fair market value of the underlying shares on the date of grant. The Company has elected to use the “with and without” approach as described in ASC 740-20 “Intraperiod tax allocation” in determining the order in which tax attributes are utilized. As a result, the Company only recognizes tax benefit from share-based awards in additional paid-in capital if an incremental tax benefit is realized after all other tax attributes currently available to the Company have been utilized.
     Concentration of risk
Financial instruments that potentially subject the Company to concentrations of credit risk consist principally of cash and cash equivalents, bank deposits, marketable securities, funds held for clients and accounts receivable. By their nature, all such instruments involve risks including credit risks of non-performance by counterparties. A substantial portion of the Company’s cash and cash equivalents are invested with financial institutions and banks located in India, the United States and the United Kingdom. A portion of surplus funds are also invested in marketable securities and deposits with banks in India.
Accounts receivable are unsecured and are derived from revenue earned from customers in the travel, banking, financial services, insurance, healthcare and utilities, retail and consumer product industries based primarily in the United States and Europe (including the United Kingdom). The Company monitors the credit worthiness of its customers to whom it grants credit terms in the normal course of its business. Management believes there is no significant risk of loss in the event of non-performance of the counter parties to these financial instruments, other than the amounts already provided for in the consolidated financial statements.
     New accounting pronouncements
Beginning with the fiscal year ending March 31, 2012, we intend to report our financial results under International Financial Reporting Standards, or IFRS, as issued by the International Accounting Standards Board, or IASB. We do not expect the adoption of IFRS as issued by the IASB to have a material impact on our results of operations, financial position and cash flows.

ACQUISITIONS	12 Months Ended
Mar. 31, 2011
ACQUISITIONS [Abstract]
ACQUISITIONS
3. ACQUISITIONS
AVIVA Global Services Singapore Pte. Ltd. (“Aviva Global”)
On July 11, 2008, the Company entered into a transaction with Aviva International Holdings Limited (“AVIVA”), comprising a share sale and purchase agreement (“SSPA”) and a master services agreement with Aviva Global Services (Management Services) Private Ltd. (“AVIVA MSA”). Pursuant to the SSPA with AVIVA, the Company acquired all the shares of Aviva Global Services Singapore Pte. Ltd. (“Aviva Global”) in July 2008. The final purchase price paid to AVIVA for the acquisition of Aviva Global and its subsidiaries was  $249,093, including direct transaction costs of  $8,200.
On August 3, 2009, the Company completed the final settlement and agreed to pay AVIVA approximately £3,177 ( $5,282) for certain liabilities of Aviva Global that existed as of the date of its acquisition and the net asset value settlement for Customer Operational Solutions (Chennai) Private Limited (“COSC”), Noida Customer Operation Private Limited (“NCOP”) and Ntrance Global Services Private Limited (“Ntrance”) arising out of the sale and purchase agreements relating to the acquisitions of these entities by Aviva Global. The payment of this liability is being made in 18 equal monthly installments commencing December 2009.
Pursuant to the final settlement, the allocation of total cost of acquisition to the assets acquired and liabilities assumed has been finalized based on a determination of their fair values. The liability assumed on final settlement has been recorded at present value, discounted using appropriate interest rates. The purchase price allocation resulted in a negative goodwill amounting to  $1,004 which was adjusted on a pro-rata basis to intangible assets and property and equipment.
The following table summarizes the allocation:

Amount
Cash	$17,118
Accounts receivable	16,172
Other assets	12,076
Property and equipment	15,912
Intangible assets
— Customer relationships	46,301
— Customer contracts	177,247
— Leasehold benefits	1,835
Current liabilities	(25,472)
Other liabilities	(3,128)
Deferred tax liability	(8,968)

Total purchase consideration	$249,093

The Company has valued intangible assets for customer contracts and customer relationships using the income approach by discounting future cash flows and tax amortization benefit. The customer relationships and customer contracts are being amortized over the duration of the AVIVA MSA, being a period of eight years and four months. The AVIVA MSA, which was initially entered into by the Company’s Mauritian subsidiary WNS Capital Investment Limited has been novated to the Company’s Indian subsidiary WNS Global Services Private Limited (“WNS Global”), being the primary entity serving this master services agreement, effective March 31, 2011.
Chang Limited (together with its subsidiary Call 24-7 Limited, “Call 24-7”)
On April 7, 2008, the Company completed the acquisition of the entire share capital of Chang Limited, UK along with its subsidiary, Accidents Happen Assistance Limited (“AHA”) (formerly known as Call 24-7 Limited), the key operating entity (collectively referred to as “AHA”). AHA provides a consolidated suite of services towards accident management, including credit hire and credit repair for “Non-fault” repairs business. Non-fault services are mainly credit hire and credit repair services provided when an individual has an accident where they are not at fault but have a damaged car which needs repairing. The car is repaired at no cost to the customer, with the bill being paid for by the insurance company of the at-fault party. The results of operations of AHA have been included in the Company’s consolidated statement of income from April 1, 2008.
The purchase consideration of  $15,071 was allocated as intangible assets of  $7,519 and net liabilities of  $6,131 based on a determination of their fair value, with the residual  $13,683 allocated to goodwill.
Business Applications Associates Limited (“BizAps”)
On June 12, 2008, the Company acquired all outstanding shares of BizAps, a provider of systems applications and products solutions to optimize enterprise resource planning functionality for finance and accounting processes. The purchase price for the acquisition was a cash payment of £5,000 ( $9,749) plus direct transaction costs of  $469. The consideration also included a contingent earn-out consideration of up to £4,500 ( $9,000) based on satisfaction of certain performance obligation over a two-year period up to June 2010 as set out in the share purchase agreement.
Consequent to the satisfaction of certain performance obligations for the 12 month period ended June 30, 2009, the Company paid an earn-out consideration of  $1,111. Such amount was recorded as an addition to goodwill. On June 6, 2010, the Company entered into an amendment to the acquisition agreement with the sellers, pursuant to which, the Company settled the earn-out consideration for performance obligations for the period ended on June 30, 2010 at  $471. Such amount is recorded as an addition to goodwill.
The purchase consideration of  $11,800 was allocated as intangible assets of  $5,927 and net liabilities of  $624 based on a determination of their fair value, with the residual  $5,249 allocated to goodwill.

PROPERTY AND EQUIPMENT	12 Months Ended
Mar. 31, 2011
PROPERTY AND EQUIPMENT [Abstract]
PROPERTY AND EQUIPMENT
4. PROPERTY AND EQUIPMENT
The major classes of property and equipment are as follows:

	As at March 31,
	2011	2010
Building	$12,673	$12,424
Computers and software	66,482	59,828
Furniture, fixtures and office equipment	56,717	51,269
Vehicles	2,327	2,299
Leasehold improvements	44,443	40,193
Capital work-in-progress	5,592	5,492

	188,234	171,505
Accumulated depreciation and amortization	(139,642)	(119,805)

Property and equipment, net	$48,592	$51,700

Depreciation expense, including amortization of assets recorded under capital leases, amounted to  $19,359,  $21,152 and  $21,789 for the years ended March 31, 2011, 2010 and 2009, respectively. Capital work-in-progress includes advances for property and equipment of  $1,799 and  $650 as at March 31, 2011 and 2010, respectively.

GOODWILL AND INTANGIBLES	12 Months Ended
Mar. 31, 2011
GOODWILL AND INTANGIBLES [Abstract]
GOODWILL AND INTANGIBLES
5. GOODWILL AND INTANGIBLES
The components of intangible assets are as follows:

	March 31, 2011
		Accumulated
	Gross	amortization	Net
Customer contracts	$190,211	$70,819	$119,392
Customer relationships	65,508	29,135	36,373
Intellectual property rights	4,974	4,812	162
Leasehold benefits	1,835	1,248	587
Covenant not-to-compete	353	280	73

	$262,881	$106,294	$156,587

	March 31, 2010
		Accumulated
	Gross	amortization	Net
Customer contracts	$189,961	$49,300	$140,661
Customer relationships	64,891	19,962	44,929
Intellectual property rights	4,660	3,344	1,316
Leasehold benefits	1,835	789	1,046
Covenant not-to-compete	337	210	127

	$261,684	$73,605	$188,079

The amortization expenses amounted to  $31,810,  $32,422 and  $24,912 for the years ended March 31, 2011, 2010 and 2009, respectively.
The estimated annual amortization expense based on intangible balances and exchange rates, each as at March 31, 2011, are as follows:

Year ending March 31,	Amount

2012	$30,864
2013	28,729
2014	26,892
2015	26,826
2016	26,826
Thereafter	16,450

$156,587

The changes in the carrying value of goodwill by segment (refer to note 15) were as follows:

		WNS
	WNS	Auto
	Global	Claims	Total
Balance as at March 31, 2009	$52,063	$29,616	$81,679
Goodwill arising from earn-out paid for BizAps acquisition	1,111	—	1,111
Foreign currency translation	6,341	1,531	7,872

Balance as at March 31, 2010	$59,515	$31,147	$90,662
Goodwill arising from earn-out paid for BizAps acquisition	471	—	471
Foreign currency translation	806	2,097	2,903

Balance as at March 31, 2011	$60,792	$33,244	$94,036

LOSS OF CLIENT	12 Months Ended
Mar. 31, 2011
LOSS OF CLIENT [Abstract]
LOSS OF CLIENT
6. LOSS OF CLIENT
In September 2007, pursuant to the bankruptcy of First Magnus Financial Corporation (“FMFC”), a US mortgage service company which was a client acquired in connection with the acquisition of Trinity Partners, Inc. (“Trinity”) and the continuing weakness and uncertainty in the US mortgage market, the Company tested the goodwill and intangible assets related to the acquisition of Trinity. The Company concluded that the entire goodwill and intangibles acquired in the purchase of Trinity were impaired. Accordingly, the Company recorded an impairment charge of  $8,889 for the goodwill,  $6,359 for the intangibles and  $216 for other assets in the WNS Global BPO segment during the year ended March 31, 2008. The amount of the claims filed by the Company in FMFC’s Chapter 11 case total  $15,575. In a judgment passed by the bankruptcy court in 2009, the claim filed by WNS amounting to  $11,679 on account of loss of profit from the remainder of the minimum revenue commitment has been denied. The Company appealed against this order before the Bankruptcy Appellate Court, Tucson, Arizona. On August 31, 2010, the appellate Court passed judgment in the Company’s favor thereby reversing the orders passed by the Bankruptcy Court and remanded the matter back to the Bankruptcy Court. In the same matter, the liquidating trustee, appointed by the bankruptcy court, filed a petition against the Company claiming a refund of payments made by FMFC to the Company during the 90 days period immediately prior to its filing of the bankruptcy petition. FMFC paid a sum of  $4,000 during the period from May 22, 2007 through August 21, 2007. All these payments were made in the ordinary course of business and were against the undisputed invoices of the services provided by the Company to FMFC during the relevant period.
On August 31, 2010, the Company entered into a settlement agreement with the liquidating trustee pursuant to which the liquidating trustee agreed to allow the Company’s claims to the extent of  $11,679 and dismissal of the liquidating trustee’s claim of  $4,000 for payments made by FMFC to the Company and the Company agreed to make a settlement payment of  $50 to the liquidating trustee. On October 3, 2010, the Bankruptcy Court approved the settlement agreement and on October 13, 2010 the Company made the settlement payment of  $50 to the liquidating trustee. At this stage the Company cannot confirm the amount which it can realize from the allowed claims. In fiscal 2008, the Company had provided for the entire amount due from FMFC.

INCOME TAXES	12 Months Ended
Mar. 31, 2011
INCOME TAXES [Abstract]
INCOME TAXES
7. INCOME TAXES
The domestic and foreign source component of income (loss) before income taxes is as follows:

	Year ended March 31,
	2011	2010	2009
Domestic	$(868)	$(2,515)	$(5,729)
Foreign	11,007	6,200	16,967

Income before income taxes	$10,139	$3,685	$11,238

The Company’s provision (benefit) for income taxes consists of the following:

	Year ended March 31,
	2011	2010	2009
Current taxes
Domestic taxes	$—	$—	$—
Foreign taxes	13,058	12,249	12,033

	13,058	12,249	12,033

Deferred taxes

Domestic taxes	—	—	—
Foreign taxes	(12,006)	(11,251)	(8,690)

	$1,052	$998	$3,343

Domestic taxes are nil as there are no statutory taxes applicable in Jersey, Channel Islands. Foreign taxes are based on enacted tax rates in each subsidiary’s jurisdiction.
A majority of the Company’s Indian operations are eligible to claim income-tax exemption with respect to profits earned from export revenue from operating units registered under the Software Technology Parks of India (“STPI”). The benefit is available for a period of 10 years from the date of commencement of operations, but not beyond March 31, 2011. The Company had 13 delivery centers for the year ended March 31, 2011 eligible for the income tax exemption, which expired on April 1, 2011 for all the units. The Company also has a delivery center located in Gurgaon, India registered under the Special Economic Zone (“SEZ”) scheme and eligible for 100% income tax exemption until fiscal 2012, and 50% income tax exemption from fiscal 2013 till fiscal 2022. The Company’s operations in Costa Rica and the Philippines are also eligible for tax exemptions which expire in fiscal 2017 and fiscal 2013 respectively. The Company’s operations in Sri Lanka were also eligible for tax exemptions which expired on April 1, 2011. However, recently the Government of Sri Lanka has exempted the profit earned from export revenue from tax. This will enable our Sri Lankan subsidiary to continue to claim tax exemption under Sri Lankan Inland Revenue Act following the expiry of the tax holiday.
If the income tax exemption was not available, the additional income tax expense at the statutory rate of the respective jurisdiction in India and Sri Lanka would have been approximately  $14,029,  $15,569 and  $16,077 for the years ended March 31, 2011, 2010 and 2009, respectively. Such additional tax would have decreased the basic and diluted income per share for the year ended March 31, 2011 by  $0.32 and  $0.31, respectively ( $0.36 and  $0.35, respectively, for the year ended March 31, 2010 and  $0.38 and  $0.37, respectively, for the year ended March 31, 2009).
The following is a reconciliation of the Jersey statutory income tax rate with the effective tax rate:

	Year ended March 31,
	2011	2010	2009
Net income before taxes	$10,139	$3,685	$11,238
Enacted tax rates in Jersey	0%	0%	0%

Statutory income tax	—	—	—
Provision due to:
Foreign minimum alternative taxes and state taxes	57	107	213
Differential foreign tax rates	958	853	3,086
Others (permanent differences)	37	38	44

Provision for income taxes	$1,052	$998	$3,343

The components of deferred tax assets and liabilities are as follows:

	Year ended March 31,
	2011	2010
Deferred tax assets:
Property and equipment	$11,254	$9,552
Net operating loss carry forward	6,380	6,290
Accruals deductible on actual payment	3,325	1,260
Share-based compensation	1,773	3,418
Minimum alternate tax	20,398	12,904
Others	603	250

Total deferred tax assets	43,733	33,674
Less: Valuation allowances (a)	(5,782)	(5,073)

Deferred tax assets, net of valuation allowances	37,951	28,601

Deferred tax liabilities:
Property and equipment	(26)	(26)
Intangibles	(6,674)	(9,718)
Others	(384)	(57)

Total deferred tax liabilities	(7,084)	(9,801)

Net deferred tax assets	$30,867	$18,800

(a)	The change in valuation allowance of $709 is the result of valuation allowance recognized on deferred tax assets on net operating losses of a foreign jurisdiction for the year ended March 31, 2011, where the Company believes that based on available evidence, it is more likely than not, that the asset will not be realized.
The following table summarizes the activities related to the Company’s unrecognized tax benefits for uncertain tax positions:

	Year ended March 31,
	2011	2010	2009
Opening balance	$19,970	$16,953	$17,038
(Decrease) increase related to prior year tax positions	(614)	147	81

Increase on account of business combinations	—	—	106
Increase related to current year tax positions	100	2,296	4,519

Effect of exchange rate changes	126	574	(4,791)

Closing balance	$19,582	$19,970	$16,953

The total unrecognized tax benefits that, if recognized, would affect the Company’s effective tax rate, were  $19,476,  $19,864 and  $16,847 as at March 31, 2011, 2010 and 2009, respectively. During the year ended March 31, 2011, the Company has reversed interest of  $65 since it is no longer required to record such interest on its balance sheet and recognized  $48 as interest on tax obligations for prior year tax positions. For the years ended March 31, 2010 and 2009, the Company recognized  $147 and  $81, respectively, as interest on tax obligations. As at March 31, 2011, 2010 and 2009, the Company has accrued  $569,  $586 and  $439, respectively as interest on tax obligations. As at March 31, 2011, corporate tax returns for years ended March 31, 2007 and onwards remain subject to examination by tax authorities in India.
As at March 31, 2011, the Company had net operating loss carry forward aggregating to  $19,953 in India which expires between 2012 and 2014 and unabsorbed depreciation carry forward aggregating to  $22,351 which does not have any expiration. The Company has not recorded deferred tax assets on losses and unabsorbed depreciation aggregating to  $42,304 as there is uncertainty regarding the availability of such amounts to offset taxable income in subsequent years. As at March 31, 2011, the Company had  $2,550 of tax benefits carried forward in the US which expires in 2027, these pertains to exercise of options. As at March 31, 2011, the Company had net operating loss carry forward aggregating to  $3,716 in UK, which does not have any expiration.
Deferred income taxes on undistributed earnings of foreign subsidiaries have not been provided as such earnings are deemed to be permanently reinvested.
In August 2009, the Government of India passed the Indian Finance (No. 2) Act, 2009, which extended the tax holiday period by an additional year through fiscal 2011. Further, the Act also abolished the levy of fringe benefit tax (“FBT”) and increased the minimum alternate tax (“MAT”) rate from 11.33% to 16.995%. Consequent to such amendments, the Company recorded a net deferred tax benefit of  $442 in the year ended March 31, 2010 towards deferred tax assets and liabilities expected to reverse during the extended tax holiday period. The Government of India vide Finance Act, 2011 has increase the MAT rate to 20.01% in the case of profits exceeding Rs 10 million ( $0.2 million) and 19.06% in the case of profits not exceeding Rs 10 million ( $0.2 million) in fiscal 2012 and also levied MAT on the profits earned by the SEZ units. The Finance Act, 2011 has been enacted on April 8, 2011 but has no impact on deferred tax computations, as the change in tax rates are effective from April 1, 2011.
Under a restructuring plan, the Company’s seven Indian subsidiaries, Ntrance, Marketics Technologies India Private Limited, WNS Workflow Technologies (India) Private Limited, WNS Customer Solutions Private Limited, WNS Customer Solutions Shared Services Private Limited, COSC and NCOP, amalgamated with its Indian subsidiary WNS Global. The amalgamation order has been approved by the High Court of Bombay vide an order dated August 27, 2009 and the amalgamation is effective April 1, 2007. Further under another restructuring plan, the Company’s three Indian subsidiaries, First Offshoring Technologies Private Limited, Servicesource Offshore Technologies Private Limited and Hitech Offshoring Services Private Limited, amalgamated with its Indian subsidiary WNS Global. The amalgamation order has been approved by the High Court of Bombay vide an order dated March 25, 2010 and the amalgamation is effective April 1, 2008. The Company believes that these amalgamations would streamline its administrative operations, help achieve operational and financial synergies, and reduce its costs and expenses relating to regulatory compliance. The amalgamation did not have a significant impact on the consolidated financial statements of the Company, except for income taxes. As a result of the amalgamation, the amalgamated entities, which prior to the amalgamation were individually assessable for income taxes, effective April 1, 2007, are assessable as one amalgamated entity, resulting in a reduction of income taxes by  $261 for fiscal 2010.
In January 2009, the Company received an order of assessment from the Indian tax authorities that it believes could be material to the Company given the magnitude of the claim. The order assessed additional taxable income for fiscal 2005 on WNS Global, that could give rise to an estimated  $16,291 in additional taxes, including interest of  $5,054. The assessment order alleges that the transfer price the Company applied to international transactions between WNS Global and its other wholly-owned subsidiaries was not appropriate, disallows certain expenses claimed as tax deductible by WNS Global and disallows a tax holiday benefit claimed by the Company. In March 2009, the Company deposited  $224 with the Indian tax authorities pending resolution of the dispute. The first level Indian appellate authorities have ruled in the Company’s favor in its dispute against an assessment order assessing additional taxable income for fiscal 2004 on WNS Global based on similar allegations on transfer pricing and tax deductibility of similar expenses and overturned the assessment. The Indian tax authorities contested the first level Indian appellate authorities’ ruling before the second level appellate authorities and resolution of the dispute is pending. The Company disputed the order of assessment for fiscal 2005 before first level Indian appellate authorities. In November 2010, the Company received the order from first level Indian appellate authorities in respect of the assessment order for fiscal 2005 deciding the issues in the Company’s favor. However, the order may be contested before higher appellate authorities by the Indian tax authorities.
On November 30, 2009, the Company received a draft order of assessment for fiscal 2006 from the Indian tax authorities (incorporating the transfer pricing order received on October 31, 2009). The Company had disputed the draft order of assessment before the Dispute Resolution Panel, or DRP, a panel set up by the Government of India as alternate first level appellate authorities. In September 2010, the Company received the DRP order as well as the order of assessment giving effect to the DRP order that assessed additional taxable income for fiscal 2006 on WNS Global that could give rise to an estimated  $10,233 in additional taxes, including interest of  $3,588. The assessment order involves issues similar to that alleged in the order for fiscal 2005. Further, in September 2010, the Company has also received the DRP orders as well as the orders of assessment giving effect to the DRP orders, relating to certain other Indian subsidiaries of the Company assessed for tax in India, that assessed additional taxable income for fiscal 2006 that could give rise to an estimated  $6,113 in additional taxes, including interest of  $2,135. In March 2011, the Company deposited  $179 with the Indian tax authorities pending resolution of the dispute. The DRP orders as well as assessment orders allege that the transfer price the Company applied to international transactions with its related parties were not appropriate and taxed certain receipts claimed by the Company as not taxable. The Company has disputed these orders before higher appellate tax authorities.
In February 2011, the Company received the order of assessment for fiscal 2007 from the Indian tax authorities (incorporating a transfer pricing order received in November 2010) that assessed additional taxable income on WNS Global that could give rise to an estimated  $19,116 in additional taxes, including interest of  $6,204. Further, in February 2011, the Company has also received the orders of assessment, relating to certain other subsidiaries of the Company assessed for tax in India, that assessed additional taxable income for fiscal 2007 that could give rise to an estimated  $10,352 in additional taxes, including interest of  $3,258. In March 2011, the Company deposited  $671 and  $905 with the Indian tax authorities pending resolution of the dispute for WNS Global and other subsidiaries respectively. The orders of assessment involve issues similar to that alleged in the orders for fiscal 2005 and 2006. The Company has disputed the said orders of assessment before first level Indian appellate authorities.
Based on certain favorable decision from appellate authorities in previous years, certain legal opinions from counsel and after consultation with the Indian tax advisors, the Company believes the chances that the above assessments would be upheld are remote.
In March 2009, the Company received from the Indian service tax authority an assessment order demanding payment of  $7,746 of service tax and related interest and penalty for the period from March 1, 2003 to January 31, 2005. The assessment order alleges that service tax is payable in India on BPO services provided by WNS Global to clients. The Company has filed an appeal to the appellate tribunal against the assessment order and appeal is currently pending. After consultation with Indian tax advisors, the Company believes the chances that the assessment would be upheld are remote. The Company intends to continue to vigorously dispute the assessment.

DEFERRED REVENUE	12 Months Ended
Mar. 31, 2011
DEFERRED REVENUE [Abstract]
DEFERRED REVENUE
8. DEFERRED REVENUE
Deferred revenue comprises of:

	Year ended March 31,
	2011	2010
Payments in advance of services	$4,356	$5,234
Advance billings	6,546	1,615
Claims handling	1,399	862
Other	637	695

	$12,938	$8,406

EMPLOYEE BENEFITS	12 Months Ended
Mar. 31, 2011
EMPLOYEE BENEFITS [Abstract]
EMPLOYEE BENEFITS
9. EMPLOYEE BENEFITS
     Defined contribution plans
During the years ended March 31, 2011, 2010 and 2009, the Company contributed the following amounts to defined contribution plans:

	Year ended March 31,
	2011	2010	2009
India	$5,292	$5,326	$5,361
Philippines	37	25	—
Sri Lanka	324	350	339
United Kingdom	781	515	609
United States	328	492	519

	$6,762	$6,708	$6,828

     Defined benefit plan — gratuity
The reconciliation of the beginning and ending balances of the projected benefit obligation and the fair value of plans assets for the years ended March 31, 2011 and 2010, and the accumulated benefit obligation at March 31, 2011 and 2010, as follows:

	Year ended March 31,
	2011	2010
Change in projected benefit obligations
Obligation at beginning of the year	$4,988	$3,505
Foreign currency translation	75	473
Service cost	1,405	1,128
Interest cost	447	349
Benefits paid	(780)	(278)
Plan Amendments	262	—
Actuarial (gain) loss	(830)	(189)

Benefit obligation at end of the year	$5,567	$4,988

Change in plan assets
Plan assets at beginning of the year	$231	$355
Foreign currency translation	—	37
Actual return	(9)	9
Actual contributions	673	108
Benefits paid	(780)	(278)

Plan assets at end of the year	$115	$231

Accrued pension liability	$(5,452)	$(4,757)
Current	(1,365)	(836)
Non-current	(4,087)	(3,921)

Net amount recognized	(5,452)	(4,757)

Accumulated benefit obligation at end of the year	$3,806	$3,317

The net periodic gratuity costs for the years ended March 31, 2011, 2010 and 2009 were as follows:

	Year ended March 31,
	2011	2010	2009
Service cost	$1,405	$1,128	$838
Interest cost	447	349	277
Expected return on plan assets	(17)	(77)	(51)
Amortization of prior service cost	78	—	—
Actuarial loss	92	205	238

Net periodic gratuity cost for the year	$2,005	$1,605	$1,302

Changes in net actuarial loss recognized in accumulated other comprehensive loss during the years ended March 31, 2011, 2010 and 2009 were as follows:

	Year ended March 31,
	2011	2010	2009
Net actuarial gain (loss)	$721	$109	$(435)
Amortization of net actuarial loss	88	205	235
Foreign currency translation	18	(93)	150

Total	$827	$221	$(50)

The assumptions used in accounting for the gratuity plan are set out as below:

	Year ended March 31,
	2011	2010	2009
Discount rate	9%-10.42%	7%-10.57%	7%-9.95%
Rate of increase in compensation levels	8%-10%	7%-15% for 5 years and 7%- 10% thereafter	10%-15% for 5 years and 9% thereafter
Rate of return on plan assets	7.5%	7.5%	7.5%
The Company evaluates these assumptions annually based on its long-term plans of growth and industry standards. The discount rates are based on current market yields on government securities adjusted for a suitable risk premium to reflect the additional risk for high quality corporate bonds.
As at March 31, 2011,  $35 and  $80 ( $187 and  $45, respectively as at March 31, 2010) of the fund assets are invested with LIC and ALICPL, respectively. Of the funds invested with LIC, approximately 40% and 60% of the funds are invested in government securities and money market instruments, respectively. Of the funds invested with ALICPL, approximately 14%, 17%, 16% and 53% are invested in cash and money market instruments, equity, government securities and corporate bonds, respectively. Since the Company’s plan assets are managed by third party fund administrators, the contributions made by the Company are pooled with the corpus of the funds managed by such fund administrators and invested in accordance with the regulatory guidelines. Accordingly, data related to the fair value of the assets for the various categories of plan asset held and the classification of level of fair value under ASC 820-10 “Fair Value Measurements and Disclosure” specific to the funds contributed by the Company is not available.
The Company expects to contribute  $650 for the year ending March 31, 2012. The expected benefit payments from the fund as at March 31, 2011 are as follows:

Year ending March 31,	Amount
2012	$1,479
2013	1,593
2014	1,645
2015	1,652
2016	1,720
2017-2021	6,209

$14,298

The amount included in accumulated other comprehensive loss and expected to be recognized in net periodic pension cost during the year ending March 31, 2012 is a gain of  $116. No plan assets are expected to be returned to the Company during the year ending March 31, 2012.

ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)	12 Months Ended
Mar. 31, 2011
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) [Abstract]
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
10. ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)
The classification of accumulated other comprehensive income (loss) for the years ended March 31, 2011 and 2010 is as follows:

	Year ended March 31,
	2011	2010
Cumulative translation adjustments	$(3,984)	$(11,534)
Unrealized gain (loss) on cash flow hedges, net of tax	(355)	4,415
Net actuarial gain (loss) on pension plans, net of tax	294	(454)

Total	$(4,045)	$(7,573)

EQUITY	12 Months Ended
Mar. 31, 2011
EQUITY [Abstract]
EQUITY	11. EQUITY WNS Holdings has one class of ordinary shares and the holder of each share is entitled to one vote per share.

SHARE BASED COMPENSATION	12 Months Ended
Mar. 31, 2011
SHARE BASED COMPENSATION [Abstract]
SHARE BASED COMPENSATION
12. SHARE BASED COMPENSATION
Share-based compensation expense recognized during the years ended March 31, 2011, 2010 and 2009 were as follows:

	Year ended March 31,
	2011	2010	2009
Share-based compensation recorded in
Cost of revenue	$938	$3,730	$3,647
Selling, general and administrative expenses	3,076	11,397	9,775

Total share-based compensation	$4,014	$15,127	$13,422

Recognized income tax benefit	$(478)	$(2,563)	$(3,002)

In May 2007, the Indian Government extended FBT to include stock options and RSUs issued to employees in India. Under this legislation, on exercise of an option or RSU, employers were responsible for a tax equal to the intrinsic value at its vesting date multiplied by the applicable tax rate. The employer could seek reimbursement of the tax from the optionee, but could not transfer the obligation to the optionee. The Company recovered the FBT from the optionees in India. The options and RSUs issued subsequent to the introduction of the FBT were fair valued after considering the FBT recovered from the optionees as an additional component of the exercise price at the grant date. The FBT on options and RSUs payable to the Government of India is recorded as an operating expense and the recovery from the employees is treated as additional exercise price and recorded in equity. In August 2009, the Government of India passed the Indian Finance (No.2) Act, 2009 which withdrew the levy of FBT with effect from April 1, 2009. For the years ended March 31, 2011, 2010 and 2009, the Company recorded  $nil,  $459 and  $446, respectively, as FBT charge to operating expenses.
Consequent to the withdrawal of the levy of FBT, no FBT is recovered for options and RSUs issued to Indian optionees, resulting in a reduction in the exercise price of the options and RSUs. The Company considered the change in exercise price as a modification. As a result of that modification, the Company recognized additional compensation expense of  $601 and  $2,473 for the years ended March 31, 2011 and 2010, respectively. As at March 31, 2011,  $586 of unrecognized compensation cost arising from such modification, pertaining to unvested outstanding RSUs, net of estimated forfeitures is expected to be recognized over a weighted average period of 0.9 years.
     Share-based options
The Company has two share-based incentive plans, the 2002 Stock Incentive Plan adopted on July 1, 2002 and the 2006 Incentive Award Plan adopted on June 1, 2006, as amended and restated in February 2009 (collectively referred to as the “Plans”). Under the Plans, share based options may be granted to eligible participants. Options are generally granted for a term of ten years and have a graded vesting period of up to four years. The Company settles employee share-based option exercises with newly issued ordinary shares. As at March 31, 2011, the Company had 685,035 ordinary shares available for future grants. A summary of option activity under the Plans as at March 31, 2011, and changes during the year then ended is presented below:

		Weighted average	Weighted average remaining contract	Aggregate
		exercise	term (in	intrinsic
	Shares	price	years)	value
Outstanding at April 1, 2010	1,198,271	$17.71	6.02	$1,785
Granted	—	—
Exercised	(127,904)	5.41

Forfeited	(3,381)	23.48
Lapsed	(51,736)	6.02

Outstanding at March 31, 2011	1,015,250	$19.84	5.24	$796

Options vested and expected to vest	1,015,250	$19.84	5.24	$796
Options exercisable	1,015,250	$19.84	5.24	$796
The aggregate intrinsic value of options exercised during the years ended March 31, 2011, 2010 and 2009 was  $728,  $5,914 and  $652 respectively. The total grant date fair value of options vested during the years ended March 31, 2011, 2010 and 2009 was  $316,  $2,677 and  $3,840, respectively. Total cash received as a result of option exercises during the year ended March 31, 2011 was approximately  $779.
As at March 31, 2011, there was  $nil unrecognized compensation cost, including modification charge related to unvested outstanding share options.
The fair value of options granted is estimated on the date of grant using the Black-Scholes-Merton option-pricing model. No options were granted during the years ended March 31, 2011, 2010 and 2009.
The expected term of options is based on the historic exercise pattern of the Company’s employees. The volatility was calculated based on the volatility of the Company’s share price. The risk free rate is based on the United States Federal Reserve rates. Forfeitures are estimated based on the Company’s historical analysis of actual stock option forfeitures. The Company does not currently pay cash dividends on its ordinary shares and does not anticipate doing so in the foreseeable future. Accordingly, the expected dividend yield is zero.
     Restricted Share Units
The 2006 Incentive Award Plan also allows for grant of RSUs. Each RSU represents the right to receive one ordinary share and vests over a period of up to three years.
A summary of RSU activity under the 2006 Incentive Award Plan as at March 31, 2011, and changes during the year then ended is presented below:

		Weighted	Weighted average remaining contract	Aggregate
		average	term (in	intrinsic
	Shares	fair value	years)	value
Outstanding as at April 1, 2010	1,853,597	$12.81	7.50	$19,889
Granted	433,872	9.17
Vested/exercised	(534,465)	15.26
Forfeited	(414,779)	10.85

Outstanding as at March 31, 2011	1,338,225	$11.22	8.37	$14,118

RSUs expected to vest	1,178,763	$11.22	8.37	$12,436
RSUs exercisable	291,201	$13.08	7.47	$3,072
The fair value of RSUs is generally the market price of the Company’s shares on the date of grant. For grants to employees based in India, the recovery of FBT, was considered as the exercise price of the grants. Accordingly, the fair value of such RSUs was estimated on the date of grant using the Black-Scholes -Merton option pricing model. The following table presents the weighted average assumptions for estimating the fair value of RSUs granted to employees. The basis of these assumptions is similar to the basis of assumptions used for estimating the fair value of options.

	Year ended March 31,
	2011	2010	2009
Expected life	2.0 years	2.3 years	2.4 years
Risk free interest rates	0.5%	1.3%	2.2%
Volatility	68.8%	57.4%	33.7%
Dividend yield	0.0%	0.0%	0.0%
As at March 31, 2011, there was  $7,383 of unrecognized compensation cost related to unvested RSU, net of forfeitures, including modification charge. This amount is expected to be recognized over a weighted average period of 2.2 years. To the extent the actual forfeiture rate is different than what the Company has anticipated, share based compensation related to these RSUs will be different from the Company’s expectations.
The weighted average grant date fair value of RSUs granted during the years ended March 31, 2011, 2010 and 2009 was  $9.17,  $10.28 and  $13.39 per ADS, respectively. The aggregate intrinsic value of RSUs exercised during the years ended March 31, 2011 and 2010 was  $5,870 and  $5,621, respectively. The total grant date fair value of RSUs vested during the years ended March 31, 2011, 2010 and 2009 was  $7,378,  $12,234 and 4,811, respectively.
     Performance Share Units
The 2006 Incentive Award Plan also allows for grant of performance share units (“PSUs”). Each PSU represents the right to receive one ordinary share based on the Company’s performance against specified targets and vests over a period of up to four years.
A summary of PSU activity under the 2006 Incentive Award Plan as at March 31, 2011, and changes during the year then ended is presented below:

		Weighted	Weighted average remaining contract	Aggregate
		average	term (in	intrinsic
	Shares	fair value	years)	value
Outstanding at April 1, 2010	—	$—	—	$—
Granted	316,409	8.98
Vested/exercised	—	—
Forfeited	(31,250)	8.81

Outstanding at March 31, 2011	285,159	$9.00	9.42	$3,008

PSUs expected to vest	241,729	$9.00	9.42	$2,550
PSUs exercisable	—	$—	—	$—
The fair value of PSUs is generally the market price of the Company’s shares on the date of grant, and assumes that performance targets will be achieved. The fair value of PSUs was estimated on the date of grant using the Black-Scholes -Merton option pricing model. The following table presents the weighted average assumptions for estimating the fair value of PSUs granted to employees. The basis of these assumptions is similar to the basis of assumptions used for estimating the fair value of options.

Year ended
March 31,
2011
Expected life	3.2 years
Risk free interest rates	0.8%
Volatility	69.3%
Dividend yield	0.0%
As at March 31, 2011, there was  $2,176 of unrecognized compensation cost related to unvested PSU, net of forfeitures. This amount is expected to be recognized over a weighted average period of 2.6 years. Over the performance period, the number of shares that will be issued will be adjusted upward or downward based upon the probability of achievement of the performance targets. The ultimate number of shares issued and the related compensation cost recognized as expense will be based on a comparison of the final performance metrics to the specified targets.
The weighted average grant date fair value of PSUs granted during the year ended March 31, 2011 was  $8.98 per ADS. The aggregate intrinsic value of PSUs exercised during the year ended March 31, 2011 was  $nil. The total grant date fair value of RSUs vested during the year ended March 31, 2011 was  $nil.
In connection with the exercises of options and vesting of RSUs, the Company receives tax benefits in the US and the UK tax jurisdiction, which is equal to the difference between the exercise price and the market price on the date of exercise. Such tax benefit realized by the Company for the years ended March 31, 2011, 2010 and 2009 were  $62,  $1,264 and  $2,378, respectively. Of the net tax benefits realized, the excess tax benefits from share-based compensation of  $569,  $1,825 and  $2,226 were reclassified in the consolidated statements of cash flows from cash flows from operating activities to cash flows from financing activities, for the years ended March 31, 2011, 2010 and 2009, respectively.

RELATED PARTY TRANSACTIONS	12 Months Ended
Mar. 31, 2011
RELATED PARTY TRANSACTIONS [Abstract]
RELATED PARTY TRANSACTIONS
13. RELATED PARTY TRANSACTIONS

Name of the related party	Relationship
Warburg Pincus and its affiliates	Principal shareholder
The Indian Hotels Co Limited (Indian Hotels)	A company having a director in common with WNS Holdings
Datacap Software Private Limited (“Datacap”)	A company of which a member of management is a principal shareholder
HDFC Limited	A company having a director in common with WNS Holdings
Mahindra & Mahindra Limited	A company having a director in common with WNS Holdings
Singapore Telecommunications Limited (“Singtel”) (up to July 30, 2010)	A company having a director in common with WNS Holdings
Students in free Enterprise (SIFE)	A company having a director in common with WNS Holdings
The transactions and the balance outstanding with these parties are described below:

				Amount receivable (payable)
	Year ended March 31,			at March 31,
Nature of transaction/related party	2011	2010	2009	2011	2010
Revenue
Warburg Pincus and its affiliates	3,752	2,625	3,242	556	739
Cost of revenue
Warburg Pincus and its affiliates	20	—	1	—	—
Datacap	1	—	1	—	—
Singtel	161	319	274	—	—
Mahindra & Mahindra Limited	—	—	4	—	—
Selling, general and administrative expense
Warburg Pincus and its affiliates	—	—	108	—	—
SIFE	55	—	—	—	—
Indian Hotels	—	4	—	—	—
Datacap	—	5	29	—	—
Property and equipment additions
Warburg Pincus and its affiliates	—	—	2	—	—
Datacap	—	2	5	—	—
Other income
Warburg Pincus and its affiliates	—	—	—	—	—
Interest expenses				—	—
HDFC Limited	—	—	269	—	—

OTHER (INCOME) EXPENSE, NET	12 Months Ended
Mar. 31, 2011
OTHER (INCOME) EXPENSE, NET [Abstract]
OTHER (INCOME) EXPENSE, NET
14. OTHER (INCOME) EXPENSE, NET
The following are the details of other (income) expense, net:

	Year ended March 31,
	2011	2010	2009
Foreign exchange loss (gain) , net	$2,444	$5,098	$(1,697)
Interest income	(331)	(452)	(2,048)
Ineffective portion of interest rate swap	3,229	—	—
Forward/ option contract (gain) loss	(11,096)	3,652	10,007
Others	(352)	(1,246)	(623)

Total	$(6,106)	$7,052	$5,639

SEGMENTS	12 Months Ended
Mar. 31, 2011
SEGMENTS [Abstract]
SEGMENTS
15. SEGMENTS
The Company has several operating segments based on a mix of industry and the types of services. The composition and organization of these operating segments currently is designed in such a way that the back office shared processes, i.e. the horizontal structure, delivers service to industry specific back office and front office processes i.e. the vertical structure. Vertical structure fulfills all of the characteristics laid in paragraphs ASC 280-10-50-1 and ASC 280-10-50-3 and hence constitutes as an operating segment as per the guidance of “Segmental Reporting” (“ASC 280”). These operating segments include travel, insurance, banking and financial services, healthcare and utilities, retail and consumer products groups, auto claims and others. The Company believes that the business process outsourcing services that it provides to customers in industries other than auto claims such as travel, insurance, banking and financial services, healthcare and utilities, retail and consumer products groups and others are similar in terms of services, service delivery methods, use of technology, and long-term gross profit and hence meet the aggregation criteria under ASC 280. WNS Assistance and AHA (“WNS Auto Claims BPO”), which provide automobile claims handling services, do not meet the aggregation criteria under ASC 280. Accordingly, the Company has determined that it has two reportable segments “WNS Global BPO” and “WNS Auto Claims BPO”.
In order to provide accident management services, the Company arranges for the repair through a network of repair centers. Repair costs paid to automobile repair centers are invoiced to customers and recognized as revenue. The Company uses revenue less repair payments for “Fault” repairs as a primary measure to allocate resources and measure segment performance. Revenue less repair payments is a non-GAAP measure which is calculated as revenue less payments to repair centers. For “Non-fault repairs”, revenue including repair payments is used as a primary measure. As the Company provides a consolidated suite of accident management services including credit hire and credit repair for its “Non-fault” repairs business, the Company believes that measurement of that line of business has to be on a basis that includes repair payments in revenue. The Company believes that the presentation of this non-GAAP measure in the segmental information provides useful information for investors regarding the segment’s financial performance. The presentation of this non-GAAP information is not meant to be considered in isolation or as a substitute for the Company’s financial results prepared in accordance with US GAAP.

	Year ended March 31, 2011
	WNS Global	WNS Auto Claims	Inter
	BPO	BPO	segments(a)	Total
Revenue from external customers	$331,822	$284,429	$—	$616,251

Segment revenue	$332,647	$284,429	$(825)	$616,251
Payments to repair centers	—	246,850	—	246,850

Revenue less repair payments	332,647	37,579	(825)	369,401
Depreciation	18,043	1,316	—	19,359
Other costs	275,694	27,298	(825)	302,167

Segment operating income	38,910	8,965	—	47,875
Other income, net	(5,758)	(348)	—	(6,106)
Interest expense	8,016	2	—	8,018

Segment income before income taxes	36,652	9,311	—	45,963
(Benefit) provision for income taxes	(547)	1,599	—	1,052

Segment income	37,199	7,712	—	44,911
Unallocated share-based compensation expense				4,014
Amortization of intangible assets				31,810

Net income				9,087
Less: Net loss attributable to redeemable noncontrolling interest				(730)
Net income attributable to WNS (Holdings) Limited shareholders				$9,817

Capital expenditures	$13,222	$2,041	$—	$15,263

Segment assets, net of eliminations	$405,411	$123,008	$—	$528,419

Two customers in the WNS Auto Claims BPO segment and one customer in WNS Global BPO accounted for 16.4%, 13.2% and 12.2%, respectively, of the Company’s total revenue for the year ended March 31, 2011. The receivables from these three customers comprised nil, 7.6% and 10.3% of the Company’s total accounts receivables, respectively, as at March 31, 2011.

(a)	This represents invoices raised by WNS Global BPO on WNS Auto Claims BPO on an arm’s length basis for business process outsourcing services rendered by the former to the latter.

	Year ended March 31, 2010
	WNS Global	WNS Auto Claims	Inter
	BPO	BPO	segments(a)	Total
Revenue from external customers	$340,411	$242,050	$—	$582,461

Segment revenue	$341,477	$242,050	$(1,066)	$582,461
Payments to repair centers	—	191,923	—	191,923

Revenue less repair payments	341,477	50,127	(1,066)	390,538
Depreciation	20,094	1,058	—	21,152
Other costs	258,850	39,034	(1,066)	296,818

Segment operating income	62,533	10,035	—	72,568
Other expense (income),net	9,106	(2,054)	—	7,052
Interest expense	13,759	64	—	13,823

Segment income before income taxes	39,668	12,025	—	51,693
(Benefit) provision for income taxes	(1,857)	2,855	—	998

Segment income	41,525	9,170	—	50,695
Unallocated share-based compensation expense (Including related fringe benefit taxes — $459)				15,586
Amortization of intangible assets				32,422

Net income				2,687
Less: Net loss attributable to redeemable noncontrolling interest				(1,023)
Net income attributable to WNS (Holdings) Limited shareholders				$3,710

Capital expenditures	$11,974	$1,283	$—	$13,257

Segment assets, net of eliminations	$443,575	$106,315	$—	$549,890

Two customers in the WNS Auto Claims BPO segment and one customer in WNS Global BPO accounted for 13.4%, 12.6% and 15.5%, respectively, of the Company’s total revenue for the year ended March 31, 2010. The receivables from these three customers comprised 10.4%, 7.8% and 9.2% of the Company’s total accounts receivables, respectively, as at March 31, 2010.

(a)	This represents invoices raised by WNS Global BPO on WNS Auto Claims BPO on an arm’s length basis for business process outsourcing services rendered by the former to the latter.

	Year ended March 31, 2009
	WNS	WNS Auto
	Global	Claims	Inter
	BPO	BPO	segments(a)	Total
Revenue from external customers	$322,176	$198,725	$—	$520,901

Segment revenue	$322,917	$198,725	$(741)	$520,901
Payments to repair centers	—	135,874	—	135,874

Revenue less repair payments	322,917	62,851	(741)	385,027
Depreciation	20,930	859	—	21,789
Other costs	251,044	45,496	(741)	295,799

Segment operating income	50,943	16,496	—	67,439
Other expense (income), net	6,099	(460)		5,639
Interest expense	11,192	590		11,782

Segment income before income taxes	33,652	16,366		50,018
(Benefit) provision for income taxes	(305)	3,648		3,343

Segment income	33,957	12,718		46,675
Unallocated share-based compensation expense (Including related fringe benefit taxes — $446)				13,868
Amortization of intangible assets				24,912

Net income				7,895

Less: Net loss attributable to redeemable noncontrolling interest				(287)
Net income attributable to WNS (Holdings) Limited shareholders				$8,182

Capital expenditures	$21,227	$1,466	$—	$22,693

Segment assets, net of eliminations	$471,258	$90,569	$—	$561,827

Two customers in the WNS Auto Claims BPO segment and one customer in WNS Global BPO accounted for 15.3%, 11.0% and 15.5%, respectively, of the Company’s total revenue for the year ended March 31, 2009. The receivables from these three customers comprised 8.7%, 4.9% and 12.1% of the Company’s total accounts receivables, respectively, as at March 31, 2009.

(a)	This represents invoices raised by WNS Global BPO on WNS Auto Claims BPO at an arm’s length basis for business process outsourcing services rendered by the former to the latter.
The Company’s revenue by geographic area is as follows:

	Year ended March 31,
	2011	2010	2009
UK	$375,046	$339,219	$291,218
North America	136,772	142,699	130,469
Europe (excludes UK)	98,073	97,297	97,713
Other	6,360	3,246	1,501

	$616,251	$582,461	$520,901

The Company’s long-lived assets (excluding goodwill and intangibles) by geographic area are as follows:

	As at March 31,
	2011	2010
UK	$3,653	$2,352
India	36,654	43,479
US	387	674
Other	7,898	5,195

	$48,592	$51,700

FAIR VALUE DISCLOSURES	12 Months Ended
Mar. 31, 2011
FAIR VALUE DISCLOSURES [Abstract]
FAIR VALUE DISCLOSURES
16. FAIR VALUE DISCLOSURES
Fair value represents the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants after the measurement date. As such, fair value is a market based measurement that should be determined based on assumption that market participant would use in pricing an asset or a liability. A three tier fair value hierarchy is established as a basis for considering such assumptions and for inputs used in the valuation methodologies in measuring fair value:

Level 1	Observable inputs that reflect quoted prices (unadjusted) for identical assets or liabilities in active markets

Level 2	Includes other inputs that are directly or indirectly observable in the market price

Level 3	Unobservable inputs which are supported by little or no market activity
The fair value hierarchy also requires an entity to maximize the use of observable inputs and minimize the use unobservable inputs when measuring fair value. The Company measures cash equivalents, marketable securities and derivative instruments at fair value. Cash equivalents and marketable securities are primarily classified within Level 1 or Level 2. This is because the cash equivalents and marketable securities are valued primarily using quoted market prices or alternative pricing sources and models utilizing market observable inputs. The derivative instruments are classified within Level 2 as the valuation inputs are based on quoted prices and market observable data of similar instruments in inactive markets. The Company mainly holds non speculative forwards, options and swaps to hedge certain foreign currency and interest rate exposures. When active quotes are not available, the Company uses industry standard valuation models. Where applicable, these models project future cash flows and discount the future amounts to a present value using market-based observable inputs including interest rate curves, credit risk, foreign exchange rates, and forward and spot prices for currencies.
The assets and liabilities measured at fair value on a recurring basis are summarized below:-

		Fair value measurement at reporting date using
		Quoted prices
		in
		active	Significant
		markets	other	Significant
		for identical	observable	unobservable
	March 31,	assets	inputs	inputs
Description	2011	(Level 1)	(Level 2)	(Level 3)
Assets
Derivative contracts
— current	$11,182	$—	$11,182	$—
— non current	2,282	—	2,282	—

Total Assets	$13,464	$—	$13,464	$—

Liabilities
Derivative contracts
— current	$4,323	$—	$4,323	$—
— non current	431	—	431	—

Total liabilities	$4,754	$—	$4,754	$—

		Fair value measurement at reporting date using
		Quoted prices in	Significant
		active markets	other	Significant
		for identical	observable	unobservable
	March 31,	assets	inputs	inputs
Description	2010	(Level 1)	(Level 2)	(Level 3)
Assets
Derivative contracts
— current	$22,808	$—	$22,808	$—
— non current	8,374	—	8,374	—

Total Assets	$31,182	$—	$31,182	$—

Liabilities
Derivative contracts
— current	$6,750	$—	$6,750	$—
— non current	1,992	—	1,992	—

Total liabilities	$8,742	$—	$8,742	$—

Fair value of cash equivalents, funds held for clients, bank deposits and marketable securities, accounts receivable, employee receivables, other current assets, accounts payables, short term loan, accrued expenses and other current liabilities appropriate their fair values due to short term maturity of these items. The fair value of deposits and long term debt is  $5,736 and  $41,728, respectively, at March 31, 2011 and  $7,073 and  $91,192, respectively, at March 31, 2010. The fair value is estimated using the discounted cash flow approach and market rates of interest. The valuation technique involves assumption and judgments’ regarding risk characteristics of the instruments, discount rates, future cash flows and other factors.
As at March 31, 2011, the Company did not have any significant non-recurring measurements of nonfinancial assets and nonfinancial liabilities.

DEBT	12 Months Ended
Mar. 31, 2011
DEBT [Abstract]
DEBT
17. DEBT
Long term debt
On July 11, 2008, the Company entered into a term loan facility agreement to provide for a secured term loan of  $200,000 which was fully utilized by the Company to finance the acquisition of Aviva Global transaction as described in note 3. In connection with the financing, the Company incurred  $1,891 as debt issuance costs, which was deferred and amortized as an adjustment to interest expense over the term of the loan using the effective interest method.
The term loan bore interest at three month US dollar LIBOR plus a margin of 3.5% per annum (3% through January 9, 2009), payable on a quarterly basis. Effective October 10, 2008, the Company entered into interest rate swap agreements with the notional amount totaling  $200,000, to effectively convert the term loan into a fixed-rate debt. The Company had an option to prepay the whole or a part of the debt without any prepayment penalty by giving ten days’ prior notice to the lenders. Pursuant to the prepayment option, the Company made a prepayment of  $5,000 on April 14, 2009,  $5,000 on July 10, 2009 and  $15,000 on January 11, 2010. The Company also repaid the scheduled repayment installments of the loan of  $20,000 each on July 10, 2009, January 11, 2010 and July 12, 2010.
On July 12, 2010 the balance of  $115,000 was prepaid with cash on hand and proceeds from a new term loan facility for  $94,000 obtained pursuant to a facility agreement dated July 2, 2010.
The new facility provides for a term loan of  $94,000 with interest equal to the three month US dollar LIBOR plus a margin of 2% per annum. The variable interest rate as at March 31, 2011 was 2.30%. As at March 31, 2011 the Company’s interest rate swap agreement converts the floating rate loan to weighted average effective fixed rate of 5.84%. This term loan is repayable in semi-annual installments of  $20,000 on each of January 10, 2011 and July 11, 2011 and  $30,000 on January 10, 2012 with the final installment of  $24,000 payable on July 10, 2012. The facility is secured by, among other things, guarantees and pledges of shares provided by the Company and certain of its subsidiaries, a pari-passu fixed and floating charge over the assets of a UK subsidiary of the Company and charges over certain bank accounts. The facility agreement contains certain restrictive covenants on the indebtedness of the Company, total borrowings to tangible net worth ratio, total borrowings to EBITDA ratio and a minimum interest coverage ratio, each as defined in the facility agreement. As at March 31, 2011 the Company was in compliance with all of its financial covenants. On January 10, 2011, the Company made a scheduled installment repayment of  $20,000 and the amount outstanding under the facility as at March 31, 2011 was  $74,000.
The Company has also established a £19,760 line of credit in UK pursuant to a facility agreement dated June 30, 2010. This facility consists of a two year term loan facility of £9,880 at the Bank of England base rate plus a margin of 1.95% per annum and a working capital facility of £9,880 at the Bank of England base rate plus a margin of 2.45% per annum. This facility is secured by, among other things, guarantees and pledges of shares provided by the Company and certain of its subsidiaries, a pari-passu fixed and floating charge over the assets of the Company’s UK subsidiaries and a charge over a bank account. This facility agreement contains certain restrictive covenants on the indebtedness of the Company, total borrowings to tangible net worth ratio, total borrowings to EBITDA ratio, a minimum interest coverage ratio and a minimum current ratio, each as defined in the facility agreement. As at March 31, 2011 the Company was in compliance with all of its financial covenants and the amount outstanding under the term loan facility was £9,880.
In connection with the refinancing of the debt, the Company has incurred an upfront fees and debt issuance cost totaling  $1,278 a portion of which is amortized as an adjustment to interest expense over the remaining term of the new loan. As both the old and the new loan are syndicated loan, to the extent that the loan was refinanced by the old lenders, the Company has determined that the new loan is not substantially different from the old loan under the guidance provided by ASC 470-50“Modifications and Extinguishments”, and accordingly the unamortized costs of  $228 of the old loan pertaining to old lenders continuing as new lenders has been recorded as an adjustment to interest expense over the remaining term of the new loan and the debt issuance cost for the new loan of  $419 pertaining to old lenders continuing as new lenders is charged to the income statement. Under ASC 860 “Transfers and Servicing”, the Company determined that since the outstanding amount from one of the old lenders not continuing as a new lender is fully repaid, it is an extinguishment of a loan, and thus the balance of unamortized debt cost of  $424 of the old loan was charged to the income statement. The balance of unamortized cost as at March 31, 2011 after the above adjustment was  $482.
The Company has also established a  $3,200 line of credit in the Philippines pursuant to a facility agreement dated September 8, 2010. This facility consists of a three year term loan facility at the three-month US dollar LIBOR plus a margin of 3% per annum. This facility is secured by, among other things, a guarantee provided by the Company and contains certain restrictive covenants on the indebtedness of the Company, total borrowings to tangible net worth ratio, total borrowings to EBITDA ratio and a minimum interest coverage ratio, each as defined in the facility agreement. As at March 31, 2011 the Company was in compliance with all of its financial covenants and the amount outstanding under the facility was  $3,200.
Minimum principal amount due for repayment subsequent to March 31, 2011 is as follows:

For fiscal year ending March 31	Amount
2012	$50,000
2013	42,028
2014	1,067
Short-term line of credit
As at March 31, 2011, the Company’s Indian subsidiary had an unsecured line of credit for  $15,516, interest on which is determined on the date of borrowing. As at March 31, 2011  $5,000 of short term debt from this facility was utilized for working capital facility and  $318 and  $245 was utilized from this facility for obtaining the bank guarantees and letter of credit, respectively. The short term debt was incurred at an interest rate of 1.91% per annum.
As at March 31, 2011, the Company’s UK subsidiary had a secured working capital line of credit for £9,880, interest on which is at the Bank of England base rate plus a margin of 2.45% per annum. As at March 31, 2011 the amount outstanding under this facility was £5,528.
As at March 31, 2011 the Company’s Sri Lankan subsidiary had an unsecured line of credit of  $150 for availing the bank guarantees.

DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES	12 Months Ended
Mar. 31, 2011
DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES [Abstract]
DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES
18. DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES
The Company is exposed to certain risks relating to its ongoing business operations. The primary risks managed by using derivative instruments are foreign currency exchange risk and interest rate risk. Forward and option contracts on various foreign currencies are entered into to manage the foreign currency exchange rate risk on forecasted revenue denominated in foreign currencies. Interest rate swaps are entered into to manage interest rate risk associated with the Company’s floating rate borrowings.
Cash flow hedges
The Company has instituted a foreign currency cash flow hedging program to protect against the reduction in value of the forecasted foreign currency cash flows resulting from forecasted revenue of up to two years denominated in foreign currencies. The Company’s subsidiaries in the UK and the US use foreign currency forward and option contracts designated as cash flow hedges to hedge its forecasted revenue transactions denominated in a currency other than its functional currency. The operating subsidiaries in India, the Philippines and Sri Lanka also hedge a part of their forecasted inter-company revenue denominated in US dollar and pound sterling, with foreign currency forward and option contracts. These hedges mature on a monthly basis and the hedging contracts have a term of up to two years. When the functional currency of the subsidiary strengthens against a currency other than its functional currency, the decline in value of future foreign currency revenue is offset by gains in the value of the derivative contracts designated as hedges. Conversely, when the functional currency of the subsidiary weakens, the increase in the value of future foreign currency cash flows is offset by losses in the value of the forward contracts. The fair value of both the foreign currency forward contracts and options are reflected in other assets or other liabilities as appropriate. The forecasted inter-company revenue relates to cost of revenue of certain subsidiaries and is recorded by those subsidiaries in their functional currency at the time services are provided. The resulting difference upon the elimination of inter-company revenue with the related cost of revenue is recorded in other income.
The Company has entered into interest rate swap agreements to manage interest rate risk exposure. The swap agreements cover the outstanding amount of the  $74,000 term loan described in note 17. The swaps convert the floating rate of three month US dollar LIBOR rate under the loan to an average fixed rate of 3.84% per annum. The cash flows under the swap cover the entire tenor of the original loan and exactly match the interest payouts under the original loan. The interest rate swap effectively modified the Company’s exposure to interest rate risk by converting the Company’s floating rate debt to a fixed rate basis for the entire term of the debt, thus reducing the impact of interest rate changes on future interest expense. This agreement involves the receipt of floating rate amounts in exchange for fixed rate interest payments over the life of the agreement without an exchange of the underlying principal amount.
Pursuant to the refinancing described in note 17, in accordance with the guidance in ASC 815-20-55 “Derivative and Hedging —Implementation Guidance and Illustrations” the Company had discontinued the hedge relationship as it was probable that the forecasted transactions on the specific loan identified in the hedge documentation would not occur by the end of the date originally specified. Hence as at June 30, 2010, the date of the refinancing, the mark-to-market loss on the interest rate swap was reclassified from other comprehensive income into earnings. As at July 12, 2010, in accordance with the guidance in ASC 815-20-55-88 “Derivative and Hedging — Implementation Guidance and Illustrations” and ASC 815-30-40-1” Derivative and Hedging — De-recognition” the Company has redesignated this hedge as cash flow hedge and mark-to-market loss/gain on this contract is recorded in other comprehensive income.
Pursuant to transfer of AVIVA MSA as discussed in note 3, in accordance with the guidance in ASC 815-30-40-5 “Derivative and Hedging —Implementation Guidance and Illustrations” the Company has discontinued the hedge relationship on the hedges entered by one of its subsidiary in Mauritius as it was probable that the forecasted transaction would not occur by the end of the date originally specified. Hence, as at March 31, 2011 the entire mark to market loss pertaining to these hedges are reclassified from other comprehensive income into earnings. Further in accordance with the guidance in ASC 815-30-40-4 “Derivative and Hedging —Implementation Guidance and Illustrations” the Company has discontinued the hedge relationship on the hedges entered by one of its subsidiary in India, however the mark to market gain or loss relating to discontinued hedges will continue to be reported in other comprehensive income as it is probable that the forecasted transaction is still expected to occur and will be reclassified into earnings in the same period or periods during which the hedged forecasted transaction affects earnings.
Other
The Company has entered in to foreign currency average rate option contracts to cover the foreign currency risk associated with the translation of the forecasted profits of up to 12 months of a subsidiary, functional currency of which is not US dollars. The Company has also entered in to foreign currency forward contract to cover the foreign currency risk associated with revaluation of monetary assets and liabilities. The Company’s subsidiary in the UK has also entered into a foreign currency forward and option contracts of up to 24 months to hedge a part of the US dollar /Romanian leu risk associated with the forecasted inter-company revenue of one of the Company’s subsidiaries in Romania. These contracts do not qualify for hedge accounting and have not been designated as hedging instruments under ASC 815-10. The Company does not use derivative instruments for trading purposes.
The fair values of derivative instruments are reflected in the consolidated balance sheet as follows:

	March 31, 2011
	Foreign
	exchange	Foreign	Interest
	forward	exchange	rate	Total
	contracts	option contracts	contracts	derivatives
Assets
Derivatives not designated as hedging instruments
Other current assets	$2,586	$1,206	—	$3,792
Other assets — non current	13	920	—	933

Total	$2,599	$2,126	—	$4,725

Derivatives designated as hedging instruments
Other current assets	$3,186	$4,204	—	$7,390
Other assets — non current	123	1,226	—	1,349

Total	$3,309	$5,430	—	$8,739

Total assets	$5,908	$7,556	—	$13,464

Liabilities
Derivatives not designated as hedging instruments
Other current liabilities	$1,802	—	—	$1,802
Derivative contracts	73	—	—	73

Total	$1,875	—	—	$1,875

Derivatives designated as hedging instruments

Other current liabilities	$813	—	$1,708	$2,521
Derivative contracts	166	—	192	358

Total	$979	—	$1,900	$2,879

Total liabilities	$2,854	—	$1,900	$4,754

	March 31, 2010
	Foreign
	exchange	Foreign	Interest
	forward	exchange	rate	Total
	contracts	option contracts	contracts	derivatives
Assets
Derivatives not designated as hedging instruments
Other current assets	$1,501	$550	—	$2,051
Other assets — non current	28	76	—	104

Total	$1,529	$626	—	$2,155

Derivatives designated as hedging instruments
Other current assets	$11,281	$9,476	—	$20,757
Other assets — non current	642	7,628	—	8,270

Total	$11,923	$17,104	—	$29,027

Total assets	$13,452	$17,730	—	$31,182

Liabilities
Derivatives not designated as hedging instruments
Other current liabilities	$415	—	—	$415
Derivative contracts	11	—	—	11

Total	$426	—	—	$426

Derivatives designated as hedging instruments
Other current liabilities	$1,836	—	$4,499	$6,335
Derivative contracts	86	—	1,895	1,981

Total	$1,922	—	$6,394	$8,316

Total liabilities	$2,348	—	$6,394	$8,742

The following tables summarize activities in the consolidated statement of income for the year ended March 31, 2011 related to derivative instruments that are classified as cash flow hedges in accordance with ASC 815-10:

				Location of gain (loss)	Amount of gain (loss)
				recognized in	recognized in income on
	Amount of gain (loss)	Location of gain (loss)	Amount of gain (loss)	income on derivative	derivative (ineffective
	recognized	reclassified from AOCI	reclassified from	(ineffective portion and	portion and amount
	in AOCI on derivatives	into income (effective	AOCI into income	amount excluded from	excluded from
	(effective portion)	portion)	(effective portion)	effectiveness testing)	effectiveness testing)
			Year ended		Year ended
	As at March 31, 2011		March 31, 2011		March 31, 2011
Derivatives designated as hedges
Foreign exchange forward contracts	$2,331	Revenue	$(2,613)		$—
		Other (income) expense, net	11,248	Other (income) expense, net*	(1,314)
Foreign exchange option contracts	(2,409)	Revenue	(3,429)		—
		Other (income) expense, net	158	Other (income) expense, net*	(2,652)
Interest rate swaps	(250)	Interest expense	(3,563)	Other (income) expense, net*	(3,229)

	$(328)		$1,801		$(7,195)

	Location of gain or (loss)	Amount of gain (loss)
	recognized in income on	recognized in income on
	derivatives	Derivatives
		Year ended
		March 31, 2011
Derivatives not designated as hedging instruments
Foreign exchange forward contracts	Other (income) expense, net	$3,890
Foreign exchange option contracts	Other (income) expense, net	(234)

		$3,656

*	The foreign exchange forward contracts and foreign exchange option contracts include loss of $1,265 and $2,438, respectively, which is reclassified into earnings as a result of the discontinuance of cash flow hedge due to the non-occurrence of original forecasted transactions by the end of the originally specified time period. The interest rate swap includes a net loss of $3,229 on account of re-designation of interest rate swap.
The following tables summarize activities in the consolidated statement of income for the year ended March 31, 2010 related to derivative instruments that are classified as cash flow hedges in accordance with ASC 815-10:

				Location of gain (loss)	Amount of gain (loss)
				recognized in	recognized in income on
	Amount of gain (loss)	Location of gain (loss)	Amount of gain (loss)	income on derivative	derivative (ineffective
	recognized	reclassified from AOCI	reclassified from	(ineffective portion and	portion and amount
	in AOCI on derivatives	into income (effective	AOCI into income	amount excluded from	excluded from
	(effective portion)	portion)	(effective portion)	effectiveness testing)	effectiveness testing)
			Year ended		Year ended
	As at March 31, 2010		March 31, 2010		March 31, 2010
Derivatives designated as hedges
Foreign exchange forward contracts	$10,001	Revenue	$2,404		$—
		Other (income) expense, net	(4,084)	Other (income) expense, net*	779
Foreign exchange option contracts	(324)	Revenue	6
		Other (income) expense, net	(671)	Other (income) expense, net*	374
Interest rate swaps	(5,354)	Interest expense	(5,477)	Other (income) expense, net*	(869)

	$4,323		$(7,822)		$284

	Location of gain or (loss)	Amount of gain (loss)
	recognised in income	recognised in income
	on derivatives	on derivatives
		Year ended
		March 31, 2010
Derivatives not designated as hedging instruments
Foreign exchange forward contracts	Other (income) expense, net	$425
Foreign exchange option contracts	Other (income) expense, net	(476)

		$(51)

*	The foreign exchange forward contracts and foreign exchange option contracts include gains of $286 and $328, respectively, which is reclassified into earnings as a result of the discontinuance of cash flow hedge due to the non-occurrence of original forecasted transactions by the end of the originally specified time period. The interest rate swap includes a net loss of $869 on account of re-designation of interest rate swap.

At March 31, 2011, an unrealized gain of $874 on derivative instruments included in other comprehensive income is expected to be reclassified to earnings during the next 12 months. (Unrealized gain of $4,505 as at March 31, 2010)

As at March 31, 2011 the notional values of outstanding foreign exchange forward contracts and foreign exchange option contracts designated as hedges amounted to $188,560 and $248,044, respectively ( $185,089 and $224,981, respectively as at March 31, 2010).

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Mar. 31, 2011
COMMITMENTS AND CONTINGENCIES [Abstract]
COMMITMENTS AND CONTINGENCIES
19. COMMITMENTS AND CONTINGENCIES
     Leases
The Company has entered into various non-cancelable operating lease agreements for certain delivery centers and offices with original lease periods expiring between 2011 and 2019.
The details of future minimum lease payments under non-cancelable operating leases as at March 31, 2011 are as follows:

Operating
Year ending March 31,	leases
2012	$12,770
2013	13,978
2014	13,380
2015	10,303
2016	7,766
Thereafter	19,762

Total minimum lease payments	$77,959

Rental expense for the years ended March 31, 2011, 2010 and 2009 was  $20,632,  $21,175 and  $17,981, respectively.
     Bank guarantees and other
Certain subsidiaries in India, Romania and the UK hold bank guarantees aggregating  $483 and  $366 as at March 31, 2011 and 2010, respectively. These guarantees have a remaining expiry term ranging from one to five years.
Restricted time deposits placed with bankers as security for guarantees given by them to regulatory authorities in India and lessors in Romania, aggregating to  $194 and  $358 at March 31, 2011 and 2010, respectively, are included in other current assets. These deposits represent cash collateral against bank guarantees issued by the banks on behalf of the Company to third parties.
Amounts payable for commitments to purchase property and equipment (net of advances), aggregated to  $8,238 and  $2,673 as at March 31, 2011 and 2010, respectively.
     Contingencies
In the ordinary course of business, the Company is involved in lawsuits, claims and administrative proceedings. While uncertainties are inherent in the final outcome of these matters, the Company believes, after consultation with counsel, that the disposition of these proceedings will not have a material adverse effect on the Company’s financial position, results of operations or cash flows.

JOINT VENTURE WITH ACS	12 Months Ended
Mar. 31, 2011
JOINT VENTURE WITH ACS [Abstract]
JOINT VENTURE WITH ACS
20. JOINT VENTURE WITH ACS
In April 2008, the Company formed a joint venture, WNS Philippines, with Advanced Contact Solutions, Inc. (“ACS”), a BPO services and customer care provider, in the Philippines. ACS has assigned its rights and obligations under the joint venture agreement in favour of its holding company Paxys Inc. Philippines (“Paxys”). This joint venture is majority owned by the Company (65%) and the balance by Paxys. This joint venture offers contact center services to global clients across industries. This joint venture enables the Company to bring a large scale talent pool to help solve the business challenges of its clients while diversifying the geographic concentration of delivery. Pursuant to the joint venture agreement, the Company has a call option to acquire from Paxys the remaining shares owned by Paxys and Paxys has a put option to sell all of its shareholding in the joint venture to the Company, upon the occurrence of certain conditions, as set forth in the joint venture agreement, or after August 6, 2012. The Company accounts for securities with redemption features that are not solely within its control in accordance with ASC 480-10 “Distinguishing Liabilities from Equity”. Accordingly, as certain of the conditions of the put option and call option are not within the control of the Company, this redeemable noncontrolling interest has been classified as temporary equity. The Company recognizes changes in the redemption value of the redeemable noncontrolling interest immediately and adjusts the carrying value of the security to equal the redemption value at the end of each reporting period. Reductions in the carrying amount are only recorded to the extent that increases in the carrying amount had been previously recorded. The redeemable noncontrolling interest is first adjusted with its share of profits/losses in WNS Philippines and, to the extent that this is less than the redemption amount determined in accordance with ASC 480-10, the difference is charged to retained earnings. The charge to retained earnings does not affect net income attributable to WNS (Holdings) Limited shareholders’ in the Company’s income statement, but reduces the numerator in the calculation of earnings per share. The redeemable noncontrolling interest has been valued based on the terms of the call option, because the Company’s call option has priority over the put option. If, in the future, the redemption amount under the call option (which is based on a multiple of WNS Philippines’ net income) is greater than the put option (which is based on Paxys’ initial investment in WNS Philippines), the redeemable noncontrolling interest will be valued at the redemption amount under the put option.
As at March 31, 2011 the carrying amount of the redeemable noncontrolling interest adjusted for its share of losses is less than the redemption amount by  $355, which is charged to retained earnings. As at March 31, 2010 the carrying amount of the redeemable noncontrolling interest adjusted for its share of losses exceeds the redemption amount, and accordingly, no amount is charged to retained earnings.

OTHER CURRENT ASSETS	12 Months Ended
Mar. 31, 2011
OTHER CURRENT ASSETS [Abstract]
OTHER CURRENT ASSETS
21. OTHER CURRENT ASSETS
Other current assets comprises the following:

	As at March 31,
	2011	2010
Derivative instruments	$11,182	$22,808
VAT receivables	10,103	8,644
Deferred cost	1,659	1,340
Advances	1,006	1,035
Other current assets	372	2,481

Total	$24,322	$36,308

OTHER ASSETS	12 Months Ended
Mar. 31, 2011
OTHER ASSETS [Abstract]
OTHER ASSETS	22. OTHER ASSETS Other assets comprises the following:

	As at March 31,
	2011	2010
Derivative instruments	$2,282	$8,375
Deferred cost	823	1,566
Transition premium	246	301

Total	$3,351	$10,242

OTHER CURRENT LIABILITIES	12 Months Ended
Mar. 31, 2011
OTHER CURRENT LIABILITIES [Abstract]
OTHER CURRENT LIABILITIES
23. OTHER CURRENT LIABILITIES
Other current liabilities comprises the following:

	As at March 31,
	2011	2010
Accrued expenses	$30,273	$40,702
Withholding taxes and VAT payables	2,513	2,728
Derivative instruments	9,963	17,597
Interest payable on long term debt	1,152	2,217
Other liabilities	1,354	4,341

Total	$45,255	$67,585